UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400

                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: October 31, 2012
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FIRST TRUST

First Trust Preferred
Securities and Income Fund

Annual Report
For the Year Ended October 31, 2012

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 2012

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 12
Statement of Operations...................................................... 13
Statements of Changes in Net Assets.......................................... 14
Financial Highlights......................................................... 15
Notes to Financial Statements................................................ 20
Report of Independent Registered Public Accounting Firm...................... 26
Additional Information....................................................... 27
Board of Trustees and Officers............................................... 30
Privacy Policy............................................................... 32


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST PREFERRED SECURITIES AND INCOME FUND ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO

                                OCTOBER 31, 2012


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Preferred Securities and Income Fund (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise or offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the New Year and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Preferred Securities and Income Fund and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE"
AS OF OCTOBER 31, 2012 (UNAUDITED)


-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------

FIRST TRUST PREFERRED                           NET ASSET
SECURITIES AND INCOME FUND                     VALUE (NAV)
-----------------------------------------------------------
Class A (FPEAX)                                  $22.42
Class C (FPECX)                                  $22.45
Class F (FPEFX)                                  $22.59
Class I (FPEIX)                                  $22.47
Class R3 (FPERX)                                 $22.41
-----------------------------------------------------------


-----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
-----------------------------------------------------------
SCE Trust I                                        3.1%
Wachovia Capital Trust III                         2.8
NextEra Energy Capital Holdings, Inc., Series H    2.2
Endurance Specialty Holdings Ltd., Series B        2.1
Senior Housing Properties Trust                    2.1
Vornado Realty Trust, Series K                     2.0
DTE Energy Co.                                     2.0
Bank of New York Mellon Corp.                      2.0
JPMorgan Chase & Co., Series 0                     1.9
State Street Corp., Series C                       1.8
                                                -------
                                        Total     22.0%
                                                =======

-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Financials                                        83.4%
Utilities                                         10.9
Telecommunication Services                         3.2
Industrials                                        1.8
Energy                                             0.7
                                                -------
                                        Total    100.0%
                                                =======

-----------------------------------------------------------
                                              % OF TOTAL
CREDIT QUALITY (1)                            INVESTMENTS
-----------------------------------------------------------
AA-                                                1.2%
A+                                                 0.2
A                                                  2.6
A-                                                 8.8
BBB+                                              19.9
BBB                                               32.5
BBB-                                              21.6
BB+                                                8.7
BB                                                 3.5
NR                                                 1.0
                                                -------
                                        Total    100.0%
                                                =======

----------------------------------------------------------------------------------------------------------------------
                                                CLASS           CLASS           CLASS          CLASS           CLASS
DIVIDEND DISTRIBUTIONS                        A SHARES        C SHARES        F SHARES       I SHARES        R3 SHARES

Current Monthly Distribution per Share (2)     $0.0929         $0.0789         $0.0947        $0.0975         $0.0882
Current Distribution Rate on NAV (3)            4.97%           4.22%           5.03%          5.21%           4.72%
----------------------------------------------------------------------------------------------------------------------


(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. See the prospectus or summary prospectus for more complete descriptions of ratings and rating organizations. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher.

(2) Most recent distribution paid or declared through 10/31/2012. Subject to change in the future.

(3) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 10/31/2012. Subject to change in the future.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
"AT A GLANCE" (CONTINUED)
AS OF OCTOBER 31, 2012 (UNAUDITED)


-----------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
-----------------------------------------------------------
This chart compares your Fund's Class I performance to that of the Merrill Lynch Fixed Rate Preferred Stock Index from
1/11/2011 through 10/31/2012.

             First Trust Preferred Securities        Merrill Lynch Fixed Rate
             and Income Fund - Class I Shares     Preferred Stock Index ("POP1")
1/11/2011               $10,000                              $10,000
4/30/2011                10,393                               10,454
10/31/11                 10,521                               10,521
4/30/2012                11,475                               11,155
10/31/2012               12,398                               11,861

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF OCTOBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                           A SHARES                  C SHARES             F SHARES        I SHARES        R3 SHARES       POP1*
                           Inception                Inception             Inception       Inception       Inception
                           2/25/2011                2/25/2011             3/2/2011        1/11/2011       3/2/2011
------------------------------------------------------------------------------------------------------------------------------------
                                                           W/MAX
                                                           1.00%
                                  W/MAX                  CONTINGENT
                        W/O       4.50%         W/O       DEFERRED           W/O             W/O             W/O           W/O
CUMULATIVE             SALES      SALES        SALES       SALES            SALES           SALES           SALES         SALES
TOTAL RETURNS         CHARGES     CHARGE      CHARGES      CHARGE          CHARGES         CHARGES         CHARGES       CHARGES


1 Year                17.60%      12.30%       16.70%      15.70%           18.47%          17.84%         17.19%        12.60%
Since Inception       12.35%       9.32%       11.61%      11.61%           12.78%          12.64%         11.77%         9.84%

30-Day SEC Yield(1)          2.03%                    1.37%                  2.17%           2.38%          1.88%          N/A
------------------------------------------------------------------------------------------------------------------------------------


* Since inception return is based on the Class I shares inception date.

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I shares do not have these fees. Prior to December 15, 2011, Class R3 Shares combined Rule 12b-1 distribution and service fees were 0.75% of average daily net assets.

(1) 30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the fee waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund's expense ratio and generating a higher yield.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 2012


                                  SUB-ADVISOR

STONEBRIDGE ADVISORS LLC
Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the Sub-Advisor to First Trust Preferred Securities and Income Fund (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities and North American equity income securities.

                           PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING, PRESIDENT AND CIO OF STONEBRIDGE ADVISORS LLC
Prior to founding Stonebridge in 2004, Mr. Fleming co-founded Spectrum Asset Management, Inc., an investment advisor that specializes in preferred securities asset management for institutional clients and mutual funds. During his 13-year tenure there, he served as Chairman of the Board of Directors, Chief Financial Officer and Chief Investment Officer. Under his leadership, Spectrum grew to be one of the largest preferred securities managers in the country.

As Chief Investment Officer at Spectrum, Mr. Fleming established and implemented custom investment strategies for the firm's clients. In this capacity, he was instrumental in growing assets under management to over $2 billion by consistently outperforming stated benchmarks by solid margins. Mr. Fleming previously served as Vice President and Portfolio Manager for DBL Preferred Management, Inc. in New York City. There he managed over $300 million of institutional assets with a strategy specializing in preferred securities. Mr. Fleming received a BS in Accounting from Bentley College in Waltham, MA and his MBA in Finance from Babson College in Wellesley, MA.

ALLEN SHEPARD, PHD, VICE PRESIDENT, SENIOR RISK ANALYST AND PORTFOLIO ANALYTICS Dr. Shepard joined Stonebridge in 2004 and developed proprietary hedging models for use in managing preferred and fixed-income securities. Prior to joining Stonebridge, Dr. Shepard held positions as a Gibbs Instructor in the Mathematics Department at Yale University and as an Assistant Professor of Mathematics at Allegheny College.

Dr. Shepard brings a strong academic background to Stonebridge's analytical team. He received a BA in Mathematics from Hampshire College in 1980 and a PhD in Mathematics from Brown University in 1985, specializing in the field of algebraic topology. His subsequent research has been in mathematical economics. Dr. Shepard collaborated extensively with leading economists to create a new mathematical framework for modeling the substitution effect in the Consumer Price Index. In addition, Dr. Shepard partnered with economic colleagues to develop models of modern manufacturing paradigms. In order to expand his background in applied mathematical disciplines, Dr. Shepard returned to graduate school during 1995-1997, first in the Economics Department at MIT and then in the PhD program in Economics at Boston University.

ROBERT WOLF, VICE PRESIDENT, PORTFOLIO MANAGER AND SENIOR CREDIT ANALYST
Mr. Wolf brings 13 years of fixed-income experience to Stonebridge. His primary focus is in analyzing both investment-grade and non investment-grade securities, where he has developed a rigorous approach to credit and industry analysis. Prior to joining Stonebridge, Mr. Wolf was a high yield fixed-income research analyst at Lehman Brothers. In this role, his responsibilities included detailed credit analysis across multiple sectors, relative value analysis, and developing trade recommendations for Lehman's High-Yield proprietary trading effort.

Mr. Wolf previously worked for Lehman Brothers Commercial Mortgage-Backed Securities (CMBS) trading desk as a credit analyst where he provided in-depth analysis of CMBS transactions and the underlying Commercial Real Estate. Mr. Wolf received his BS degree in Chemistry from Villanova University in 1999 and his MBA in Finance from the New York University Stern School of Business in 2004.

DANIELLE SALTERS, CFA, CREDIT ANALYST
Ms. Salters has five years of investment management experience of which four years have been focused on fixed income. Previous functions have included fundamental credit research, relative value analysis and trading. Prior to beginning at Stonebridge in February 2012, Ms. Salters was Portfolio Analyst at a boutique asset manager where she focused on high-yield credit analysis and portfolio analytics for a hedge fund and institutional client.

Previously, Ms. Salters was employed by UBS Financial Services, Inc., where she worked in Taxable Fixed Income Sales and, later, served as the Fixed Income Specialist to a Portfolio Manager. Ms. Salters received a B.A. in economics from Duke University in 2007 and is a CFA Charterholder.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                                   COMMENTARY

MARKET RECAP
The Fund continues to benefit from a strong preferred and hybrid securities market, active management and asset growth. The strong market was created by a combination of investors recognizing the value in preferred and hybrid securities yields, a low interest rate environment and net redemptions by issuers of the preferred securities during the twelve-month period ending October 31, 2012. We believe this heavy demand and reduced supply will continue to create a favorable market environment.

Although the market did see a number of securities called during the period, there were also an unusually high amount of new issues brought during the period. Many of the new issues have been offered at yields that are attractive relative to the secondary preferred securities market. This has led to an active trading environment and helped to boost Fund outperformance of its benchmark.

Asset growth has also helped with performance because the Fund asset size is now large enough to consider institutional securities for inclusion, thus increasing the universe of securities and enhancing the ability to diversify the Fund's portfolio.

PERFORMANCE ANALYSIS
During the year ended October 31, 2012, the Fund's total returns for the different classes of shares were as follows: Class A +17.60%, Class C +16.70%, Class F +18.47%, Class I +17.84% and Class R 17.19%. Issuers within the financial services sector performed the best during the period as Capital Markets (+24%), Diversified Financial Services (+23%), Insurance (+21%), Commercial Banks (+20%) and REITs (+18%) led the way.

The Fund's overweight in Capital Markets, Insurance and REITs was instrumental in helping to more than offset an underweight in both Commercial Banks and Diversified Financial Services, allowing for a comfortable outperformance of the Fund's benchmark, the Bank of America Merrill Lynch Fixed Rate Preferred Stock Index or P0P1, which showed a total return during the period of 12.60%. In addition to those overweights, the security selection within all 5 sectors discussed above created better returns than those of the Fund's benchmark.

MARKET AND FUND OUTLOOK
Preferred securities continue to look attractive when compared to other fixed-income securities as both higher yields and low correlations attract investors to the market. The greatest immediate concerns are in the form of the "fiscal cliff," as clouds of uncertainty may weigh on the overall markets while political posturing creates volatility throughout most markets.

Other risks currently on our radar are the European sovereign debt crisis and the risk of rising long-term interest rates. We have established a big underweight in European Banks in particular, as the Fund's weighting is 9.6% compared to the Fund's benchmark weighting of 22.3%. We are comfortable with our current weighting but will monitor the news in Europe and not hesitate to act if warranted.

The Federal Reserve Bank has indicated it will keep short-term rates tied to the economy indefinitely, indicating an extended period of low rates on the short end of the curve, however there is the risk that the long end of the curve could rise as early as next year. If we experience upward movement on the long end of the curve, the relative attractive spread of preferreds and hybrids to treasuries may result in initial spread compression as the economy and credit conditions improve. Nonetheless, when rising rates become a near-term concern, we have a strategy in place to reduce the Fund's duration.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2012 (UNAUDITED)


As a shareholder of the First Trust Preferred Securities and Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2012.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
            ---------------------------------------------    ------------------------------------------
                               ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
               BEGINNING       ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
             ACCOUNT VALUE      VALUE        5/01/2012-        VALUE           VALUE        5/01/2012        EXPENSE
               5/01/2012     10/31/2012    10/31/2012 (a)    5/01/2012      10/31/2012   10/31/1012 (a)    RATIOS (b)
             --------------------------------------------------------------------------------------------------------
Class A       $ 1,000.00     $ 1,080.30      $   7.32       $ 1,000.00       $ 1,018.10      $   7.10         1.40%
Class C         1,000.00       1,075.70         11.22         1,000.00         1,014.33         10.89         2.15
Class F         1,000.00       1,080.20          6.80         1,000.00         1,018.60          6.60         1.30
Class I         1,000.00       1,080.40          6.01         1,000.00         1,019.36          5.84         1.15
Class R3        1,000.00       1,077.00          8.61         1,000.00         1,016.84          8.36         1.65
---------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period (May 1, 2012 through October 31, 2012), multiplied by 184/366 (to reflect the six-month period).

(b)   These expense ratios reflect expense caps.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012

                                                                      STATED        STATED
     SHARES                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ----------------------------------------------    ----------   ------------   --------------
$25 PAR PREFERRED SECURITIES - 80.8%

                  CAPITAL MARKETS - 12.6%
          30,500  Affiliated Managers Group, Inc. ..............       6.38%       08/15/42     $      781,715
          65,967  Apollo Investment Corp. ......................       6.63%       10/15/42          1,651,240
          15,624  Ares Capital Corp. ...........................       7.75%       10/15/40            421,223
         128,167  Bank of New York Mellon Corp. ................       5.20%         (a)             3,224,682
          43,147  Charles Schwab Corp., Series B ...............       6.00%         (a)             1,137,786
          81,000  Deutsche Bank Capital Funding Trust VIII .....       6.38%         (a)             2,012,850
          66,810  Goldman Sachs Group, Inc. ....................       5.95%         (a)             1,673,591
          28,238  Goldman Sachs Group, Inc. ....................       6.13%       11/01/60            747,178
          17,700  Goldman Sachs Group, Inc. ....................       6.50%       11/01/61            480,378
         104,341  Morgan Stanley Capital Trust III .............       6.25%       03/01/33          2,604,351
          80,787  Morgan Stanley, Series A (b)..................       4.00%         (a)             1,618,164
          59,462  Raymond James Financial, Inc. ................       6.90%       03/15/42          1,661,368
         115,946  State Street Corp., Series C .................       5.25%         (a)             2,994,885
          14,784  Stifel Financial Corp. .......................       6.70%       01/15/22            395,176
                                                                                                --------------
                                                                                                    21,404,587
                                                                                                --------------
                  COMMERCIAL BANKS - 9.4%
          50,000  Banco Santander S.A., Series 6 (b)............       4.00%         (a)               852,000
          98,253  Barclays Bank PLC, Series 2 ..................       6.63%         (a)             2,474,993
          84,000  BB&T Corp., Series E .........................       5.63%         (a)             2,146,200
          36,311  First Republic Bank, Series A ................       6.70%         (a)               986,933
          59,188  First Republic Bank, Series B ................       6.20%         (a)             1,533,561
          36,000  HSBC USA, Inc., Series F (b)..................       3.50%         (a)               803,520
          20,000  Lloyds Banking Group PLC .....................       7.75%       07/15/50            554,600
          60,000  PNC Financial Services Group, Inc., Series P
                     (c)                                               6.13%         (a)             1,680,000
          64,685  PNC Financial Services Group, Inc., Series Q .       5.38%         (a)             1,626,181
          60,000  Regions Financial Corp., Series A ............       6.38%         (a)             1,491,000
          19,134  Santander Finance Preferred SA, Series 10.....      10.50%         (a)               521,402
          21,075  US Bancorp, Series F (c)......................       6.50%         (a)               623,188
          11,600  US Bancorp, Series G (c)......................       6.00%         (a)               332,920
          15,000  Wells Fargo & Co. ............................       5.20%         (a)               383,850
                                                                                                --------------
                                                                                                    16,010,348
                                                                                                --------------
                  CONSUMER FINANCE - 2.2%
          67,000  Capital One Financial Corp., Series B ........       6.00%         (a)             1,682,370
          50,000  Discover Financial Services, Series B ........       6.50%         (a)             1,272,500
          31,096  HSBC Finance Corp., Series B .................       6.36%         (a)               785,796
                                                                                                --------------
                                                                                                     3,740,666
                                                                                                --------------
                  DIVERSIFIED FINANCIAL SERVICES - 8.0%
          67,000  Allied Capital Corp. .........................       6.88%       04/15/47          1,675,000
          34,493  Bank of America Corp., Series 5 (b)...........       4.00%         (a)               761,261
          31,100  Citigroup Capital IX .........................       6.00%       02/14/33            780,921
          60,000  Citigroup Capital XV .........................       6.50%       09/15/66          1,513,200
          65,193  Countrywide Capital V ........................       7.00%       11/01/36          1,634,388
          66,000  ING Groep N.V. ...............................       6.38%         (a)             1,616,340
           6,200  ING Groep N.V. ...............................       7.20%         (a)               156,426
           7,741  ING Groep N.V. ...............................       7.38%         (a)               195,305



                        See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
OCTOBER 31, 2012

                                                                      STATED        STATED
     SHARES                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ----------------------------------------------    ----------   ------------   --------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
         124,600  JPMorgan Chase & Co., Series 0 ...............       5.50%         (a)        $    3,127,460
          75,057  KKR Financial Holdings LLC ...................       8.38%       11/15/41          2,176,653
                                                                                                --------------
                                                                                                    13,636,954
                                                                                                --------------
                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
          48,105  Qwest Corp. ..................................       7.50%       09/15/51          1,319,039
          65,000  Qwest Corp. ..................................       7.00%       07/01/52          1,715,350
                                                                                                --------------
                                                                                                     3,034,389
                                                                                                --------------
                  ELECTRIC UTILITIES - 6.7%
          97,000  Entergy Louisiana LLC ........................       5.25%       07/01/52          2,577,290
           7,583  NextEra Energy Capital Holdings, Inc.,
                     Series G                                          5.70%       03/01/72            201,632
         134,200  NextEra Energy Capital Holdings, Inc.,
                     Series H                                          5.63%       06/15/72          3,554,958
         193,000  SCE Trust I ..................................       5.63%         (a)             5,041,160
                                                                                                --------------
                                                                                                    11,375,040
                                                                                                --------------
                  INSURANCE - 17.6%
          98,000  AEGON N.V. ...................................       6.50%         (a)             2,457,840
          33,000  AEGON N.V., Series 1 (b)......................       4.00%         (a)               790,350
          63,750  Aflac, Inc. ..................................       5.50%       09/15/52          1,630,725
          10,385  Allianz SE ...................................       8.38%         (a)               269,037
          60,914  American Financial Group, Inc. ...............       6.38%       06/12/42          1,598,383
          74,000  American International Group, Inc., Series A4
                     (c)                                               6.45%       06/15/77          1,863,320
          78,209  Arch Capital Group Ltd., Series C ............       6.75%         (a)             2,106,168
          27,000  Aspen Insurance Holdings Ltd. ................       7.25%         (a)               723,600
          25,945  Aspen Insurance Holdings Ltd. (c).............       7.40%         (a)               689,359
          42,092  Assured Guaranty Municipal Holdings, Inc. ....       6.25%      11/01/2102         1,057,351
          25,220  Assured Guaranty Municipal Holdings, Inc. ....       5.60%      07/15/2103           625,456
          72,500  Aviva PLC ....................................       8.25%       12/01/41          2,024,200
          57,400  Axis Capital Holdings Ltd., Series C .........       6.88%         (a)             1,541,190
         124,180  Endurance Specialty Holdings Ltd., Series B ..       7.50%         (a)             3,397,565
          82,000  MetLife, Inc., Series A (b)...................       4.00%         (a)             2,059,840
          21,789  PartnerRe Ltd., Series E .....................       7.25%         (a)               607,042
          42,292  Protective Life Corp. ........................       6.25%       05/15/42          1,102,975
          62,780  Protective Life Corp. ........................       6.00%       09/01/42          1,620,980
          31,000  RenaissanceRe Holdings Ltd., Series C ........       6.08%         (a)               782,440
         115,374  Torchmark Corp. ..............................       5.88%       12/15/52          2,993,955
                                                                                                --------------
                                                                                                    29,941,776
                                                                                                --------------
                  MACHINERY - 1.1%
          72,800  Stanley Black & Decker, Inc. .................       5.75%       07/25/52          1,925,560
                                                                                                --------------
                  MULTI-UTILITIES - 2.9%
          55,000  DTE Energy Co. ...............................       6.50%       12/01/61          1,566,400
         127,100  DTE Energy Co. ...............................       5.25%       12/01/62          3,238,508
           6,575  SCANA Corp. ..................................       7.70%       01/30/65            179,826
                                                                                                --------------
                                                                                                     4,984,734
                                                                                                --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
OCTOBER 31, 2012

                                                                      STATED        STATED
     SHARES                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ---------------------------------------------     ----------   ------------   --------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS - 17.2%
          82,000  CommonWealth REIT ............................       5.75%       08/01/42     $    2,014,740
          49,944  CommonWealth REIT, Series E ..................       7.25%         (a)             1,315,026
          23,193  Digital Realty Trust, Inc., Series E .........       7.00%         (a)               637,807
          46,834  Digital Realty Trust, Inc., Series F .........       6.63%         (a)             1,242,038
          26,500  Health Care REIT, Inc., Series J .............       6.50%         (a)               721,595
          50,988  Hospitality Properties Trust, Series D .......       7.13%         (a)             1,391,463
          35,000  Kimco Realty Corp., Series I .................       6.00%         (a)               900,900
          84,000  Kimco Realty Corp., Series J .................       5.50%         (a)             2,093,280
          68,440  National Retail Properties, Inc., Series D ...       6.63%         (a)             1,793,812
         106,298  PS Business Parks, Inc., Series T ............       6.00%         (a)             2,753,118
          64,000  PS Business Parks, Inc., Series U ............       5.75%         (a)             1,600,640
          40,227  Public Storage, Series U .....................       5.63%         (a)             1,049,522
          96,324  Public Storage, Series V .....................       5.38%         (a)             2,460,115
          41,000  Regency Centers Corp., Series 6 ..............       6.63%         (a)             1,107,000
         136,705  Senior Housing Properties Trust ..............       5.63%       08/01/42          3,358,842
          60,400  Taubman Centers, Inc., Series J ..............       6.50%         (a)             1,558,320
         130,000  Vornado Realty Trust, Series K ...............       5.70%         (a)             3,309,800
           2,466  Weingarten Realty Investors, Series D ........       6.75%         (a)                62,562
                                                                                                --------------
                                                                                                    29,370,580
                                                                                                --------------
                  WIRELESS TELECOMMUNICATION SERVICES - 1.3%
          37,434  Telephone & Data Systems, Inc. ...............       6.88%       11/15/59          1,038,794
          44,442  US Cellular Corp. ............................       6.95%       05/15/60          1,235,932
                                                                                                --------------
                                                                                                     2,274,726
                                                                                                --------------
                  TOTAL $25 PAR PREFERRED SECURITIES ........................................      137,699,360
                  (Cost $133,196,820)                                                           --------------


$100 PAR PREFERRED SECURITIES - 0.4%

                  COMMERCIAL BANKS - 0.2%
           2,500  CoBank ACB (c) (d)............................       6.25%         (a)               264,531
                                                                                                --------------
                  ELECTRIC UTILITIES - 0.2%
           4,000  Southern California Edison Co. (c)............       4.32%         (a)               402,375
                                                                                                --------------
                  TOTAL $100 PAR PREFERRED SECURITIES .......................................          666,906
                  (Cost $646,751)                                                               --------------


    PRINCIPAL                                                         STATED        STATED
      VALUE                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ----------------------------------------------    ----------   ------------   --------------
CAPITAL PREFERRED SECURITIES - 14.4%

                  CAPITAL MARKETS - 2.1%
$      1,500,000  Charles Schwab Corp. (c)......................       7.00%         (a)             1,719,645
       2,350,000  Goldman Sachs Capital II (c)..................       4.00%       06/01/43          1,857,440
                                                                                                --------------
                                                                                                     3,577,085
                                                                                                --------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
OCTOBER 31, 2012


    PRINCIPAL                                                         STATED        STATED
      VALUE                        DESCRIPTION                         RATE        MATURITY          VALUE
----------------  ----------------------------------------------    ----------   ------------   --------------
CAPITAL PREFERRED SECURITIES - (CONTINUED)

                  COMMERCIAL BANKS - 6.0%
$      1,000,000  Banco Santander S.A., Series 11 (c)...........      10.50%         (a)        $    1,050,000
         350,000  National Capital Trust II (c) (d).............       5.49%         (a)               353,668
       2,380,000  Northgroup Preferred Capital Corp. (c) (d)....       6.38%         (a)             2,454,780
           2,000  US Bancorp, Series A (b)......................       3.50%         (a)             1,779,500
       4,561,000  Wachovia Capital Trust III (c)................       5.57%         (a)             4,526,792
                                                                                                --------------
                                                                                                    10,164,740
                                                                                                --------------
                  DIVERSIFIED FINANCIAL SERVICES - 1.4%
         500,000  Citigroup, Inc. (c)...........................       5.95%         (a)               515,313
       1,750,000  General Electric Capital Corp., Series B (c)..       6.25%         (a)             1,907,552
                                                                                                --------------
                                                                                                     2,422,865
                                                                                                --------------
                  ELECTRIC UTILITIES - 0.6%
       1,000,000  PECO Energy Capital Trust IV .................       5.75%       06/15/33            958,725
                                                                                                --------------
                  INDUSTRIAL CONGLOMERATES - 0.6%
       1,000,000  Hutchison Whampoa International 12 Ltd. (c) (d)      6.00%         (a)             1,042,500
                                                                                                --------------
                  INSURANCE - 2.8%
       1,000,000  Allstate Corp. (c)............................       6.50%       05/15/57          1,075,000
       1,000,000  Assured Guaranty Municipal Holdings, Inc.
                     (c) (d)                                           6.40%       12/15/66            770,000
         500,000  MetLife, Inc. ................................       6.40%       12/15/36            543,513
       1,000,000  QBE Capital Funding III Ltd. (c) (d)..........       7.25%       05/24/41          1,045,000
       1,403,000  Reinsurance Group of America, Inc. (c)........       6.75%       12/15/65          1,419,484
                                                                                                --------------
                                                                                                     4,852,997
                                                                                                --------------
                  OIL, GAS & CONSUMABLE FUELS - 0.6%
       1,000,000  BG Energy Capital PLC (c).....................       6.50%       11/30/72          1,089,400
                                                                                                --------------
                  THRIFTS & MORTGAGE FINANCE - 0.3%
         500,000  Abbey National Capital Trust I (c)............       8.96%          (a)              551,250
                                                                                                --------------
                  TOTAL CAPITAL PREFERRED SECURITIES ........................................       24,659,562
                                                                                                --------------
                  (Cost $23,579,210)

                  TOTAL INVESTMENTS - 95.6% .................................................      163,025,828
                  (Cost $157,422,781) (e)
                  NET OTHER ASSETS AND LIABILITIES - 4.4% ...................................        7,431,021
                                                                                                --------------
                  NET ASSETS - 100.0% .......................................................    $ 170,456,849
                                                                                                --------------

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at October 31, 2012.

(c) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at October 31, 2012. At a predetermined date, the fixed rate will change to a floating rate.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2012, securities noted as such amounted to $5,930,479 or 3.48% of net assets.

(e) Aggregate cost for federal income tax purposes is $157,463,019. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,579,350 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,541.


Page 10                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
OCTOBER 31, 2012


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                   LEVEL 2         LEVEL 3
                                                    TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED       OBSERVABLE     UNOBSERVABLE
                                                  10/31/2012        PRICES         INPUTS          INPUTS
                                                 ------------    ------------    -----------    ------------
$25 Par Preferred Securities*.................   $137,699,360    $137,699,360    $        --    $         --
$100 Par Preferred Securities*................        666,906         402,375        264,531              --
Capital Preferred Securities*.................     24,659,562       1,779,500     22,880,062              --
                                                 ------------    ------------    -----------    ------------
Total Investments.............................   $163,025,828    $139,881,235    $23,144,593    $         --
                                                 ============    ============    ===========    ============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                        See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2012

ASSETS:
Investments, at value
   (Cost $157,422,781).........................................................................      $163,025,828
Cash...........................................................................................         7,560,630
Prepaid expenses...............................................................................            25,605
Receivables:
   Investment securities sold..................................................................           802,973
   Fund shares sold............................................................................           771,050
   Interest....................................................................................           349,102
   Dividends...................................................................................           323,959
Other assets...................................................................................             3,749
                                                                                                     ------------
   Total Assets................................................................................       172,862,896
                                                                                                     ------------

LIABILITIES:
Payables:
   Investment securities purchased.............................................................         1,917,529
   Distributions payable.......................................................................           205,239
   Investment advisory fees....................................................................            58,314
   12b-1 distribution and service fees.........................................................            46,901
   Shares repurchased..........................................................................            45,099
   Transfer agent fees.........................................................................            40,995
   Audit and tax fees..........................................................................            33,912
   Registration fees...........................................................................            21,784
   Custodian fees..............................................................................             9,854
   Printing fees...............................................................................             9,241
   Administrative fees.........................................................................             7,621
   Legal fees..................................................................................             4,977
   Trustees' fees and expenses.................................................................             3,027
   Financial reporting fees....................................................................             1,541
   Listing fees................................................................................                13
                                                                                                     ------------
      Total Liabilities........................................................................         2,406,047
                                                                                                     ------------
NET ASSETS.....................................................................................      $170,456,849
                                                                                                     ============

NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $164,129,317
Par value ($0.01 per share with an unlimited number of shares authorized)......................            75,954
Accumulated net investment income (loss).......................................................          (220,798)
Accumulated net realized gain (loss) on investments............................................           869,329
Net unrealized appreciation (depreciation) on investments......................................         5,603,047
                                                                                                     ------------
NET ASSETS.....................................................................................      $170,456,849
                                                                                                     ============
MAXIMUM OFFERING PRICE PER SHARE:
CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $83,716,625 and
      3,734,669 shares of beneficial interest issued and outstanding)..........................      $      22.42
   Maximum sales charge (4.50% of offering price)..............................................              1.06
                                                                                                     ------------
   Maximum offering price to public............................................................      $      23.48
                                                                                                     ============
CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $36,681,023 and
      1,633,852 shares of beneficial interest issued and outstanding)..........................      $      22.45
                                                                                                     ============
CLASS F SHARES:
   Net asset value and redemption price per share (Based on net assets of $4,012,157 and
      177,604 shares of beneficial interest issued and outstanding)............................      $      22.59
                                                                                                     ============
CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $45,431,637 and
      2,021,819 shares of beneficial interest issued and outstanding)..........................      $      22.47
                                                                                                     ============
Class R3 Shares:
   Net asset value and redemption price per share (Based on net assets of $615,407 and
      27,465 shares of beneficial interest issued and outstanding).............................      $      22.41
                                                                                                     ============


Page 12                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2012

INVESTMENT INCOME:
Dividends......................................................................................      $  3,099,801
Interest.......................................................................................           358,037
                                                                                                     ------------
   Total investment income.....................................................................         3,457,838
                                                                                                     ------------

EXPENSES:
Investment advisory fees.......................................................................           503,757
Transfer agent fees............................................................................           258,327
12b-1 distribution and/or service fees:
   Class A.....................................................................................            90,487
   Class C.....................................................................................           143,433
   Class F.....................................................................................             1,808
   Class R3....................................................................................             1,337
Registration fees..............................................................................            81,849
Administrative fees............................................................................            51,638
Audit and tax fees.............................................................................            33,600
Printing fees..................................................................................            31,513
Custodian fees.................................................................................            24,215
Legal fees.....................................................................................            23,941
Trustees' fees and expenses....................................................................            18,768
Financial reporting fees.......................................................................             9,266
Listing expense................................................................................             2,468
Other..........................................................................................             5,215
                                                                                                     ------------
   Total expenses..............................................................................         1,281,622
   Less fees waived or expenses reimbursed by the investment advisor...........................          (320,165)
                                                                                                     ------------
Net expenses...................................................................................           961,457
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         2,496,381
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................         1,352,953
   Net change in unrealized appreciation (depreciation) on investments.........................         5,556,277
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         6,909,230
                                                                                                     ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................      $  9,405,611
                                                                                                     ============


                        See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                          YEAR            PERIOD
                                                                                         ENDED            ENDED
                                                                                       10/31/2012     10/31/2011 (a)
                                                                                      ------------    --------------
OPERATIONS:
Net investment income (loss).......................................................   $  2,496,381     $    140,776
Net realized gain (loss)...........................................................      1,352,953          (38,431)
Net change in unrealized appreciation (depreciation)...............................      5,556,277           46,770
                                                                                      ------------     ------------
Net increase (decrease) in net assets resulting from operations....................      9,405,611          149,115
                                                                                      ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares.....................................................................     (1,855,501)        (100,162)
Class C Shares.....................................................................       (627,182)         (50,477)
Class F Shares.....................................................................        (62,233)             (38)
Class I Shares.....................................................................       (576,586)         (16,198)
Class R3 Shares....................................................................        (12,915)             (34)
                                                                                      ------------     ------------
                                                                                        (3,134,417)        (166,909)
                                                                                      ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A Shares.....................................................................         (1,206)              --
Class C Shares.....................................................................           (531)              --
Class F Shares.....................................................................            (19)              --
Class I Shares.....................................................................            (66)              --
Class R3 Shares....................................................................             (0) (b)          --
                                                                                      ------------     ------------
                                                                                            (1,822)              --
                                                                                      ------------     ------------
Total distributions to shareholders................................................     (3,136,239)        (166,909)
                                                                                      ------------     ------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold .........................................................    162,840,845       10,658,436
Proceeds from shares reinvested....................................................      2,192,407           69,466
Cost of shares redeemed............................................................    (10,938,691)        (617,192)
                                                                                      ------------     ------------
Net increase (decrease) in net assets resulting from capital transactions..........    154,094,561       10,110,710
                                                                                      ------------     ------------
Total increase (decrease) in net assets............................................    160,363,933       10,092,916

NET ASSETS:
Beginning of period................................................................     10,092,916               --
                                                                                      ------------     ------------
End of period......................................................................   $170,456,849     $ 10,092,916
                                                                                      ------------     ------------
Accumulated net investment income (loss) at end of period..........................   $   (220,798)    $    (27,081)
                                                                                      ============     ============


-----------------------

(a) The Fund was seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Amount is less than $1.


Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR             PERIOD
                                                 ENDED             ENDED
CLASS A SHARES                                 10/31/2012      10/31/2011 (a)
                                             --------------    --------------
Net asset value, beginning of period ......  $        20.10    $        20.26
                                             --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..............            0.89 (b)          0.79
Net realized and unrealized gain (loss) ...            2.55             (0.11)
                                             --------------    --------------
Total from investment operations ..........            3.44              0.68
                                             --------------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................           (1.12)            (0.84)
Net realized gain .........................           (0.00) (c)           --
Return of capital .........................              --                --
                                             --------------    --------------
Total distributions .......................           (1.12)            (0.84)
                                             --------------    --------------
Net asset value, end of period ............  $        22.42    $        20.10
                                             ==============    ==============
TOTAL RETURN (d) ..........................           17.60%             3.45%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......  $       83,717    $        6,932
Ratio of total expenses to average net
   assets .................................            1.83%             6.68% (e)
Ratio of net expenses to average net
   assets .................................            1.40%             1.40% (e)
Ratio of net investment income (loss) to
   average net assets .....................            4.13%             4.68% (e)
Portfolio turnover rate....................              60%               88%


(a)  Class A Shares commenced operations on February 25, 2011.
(b)  Based on average shares outstanding.
(c)  Amount is less tan $0.01.
(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.
(e)  Annualized.


                        See Notes to Financial Statements                Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR             PERIOD
                                                 ENDED             ENDED
CLASS C SHARES                                 10/31/2012      10/31/2011 (a)
                                             --------------    --------------
Net asset value, beginning of period ......  $        20.13    $        20.26
                                             --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..............            0.73 (b)          0.69
Net realized and unrealized gain (loss) ...            2.55             (0.08)
                                             --------------    --------------
Total from investment operations ..........            3.28              0.61
                                             --------------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................           (0.96)            (0.74)
Net realized gain .........................           (0.00) (c)           --
Return of capital .........................              --                --
                                             --------------    --------------
Total distributions .......................           (0.96)            (0.74)
                                             --------------    --------------
Net asset value, end of period ............  $        22.45    $        20.13
                                             ==============    ==============
TOTAL RETURN (d) ..........................           16.70%             3.08%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......  $       36,681    $        2,720
Ratio of total expenses to average net
   assets .................................            2.66%             8.03% (e)
Ratio of net expenses to average net
   assets .................................            2.15%             2.15% (e)
Ratio of net investment income (loss) to
   average net assets .....................            3.36%             4.10% (e)
Portfolio turnover rate ...................              60%               88%


(a)  Class C Shares commenced operations on February 25, 2011.
(b)  Based on average shares outstanding.
(c)  Amount is less than $0.01.
(d) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.
(e)  Annualized.


Page 16                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR             PERIOD
                                                 ENDED             ENDED
CLASS F SHARES                                 10/31/2012      10/31/2011 (a)
                                             --------------    --------------
Net asset value, beginning of period ......  $        20.12    $        20.25
                                             --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........               0.89 (b)          0.70
Net realized and unrealized gain (loss) ...            2.72             (0.07)
                                             --------------    --------------
Total from investment operations ..........            3.61              0.63
                                             --------------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................           (1.14)            (0.76)
Net realized gain .........................           (0.00) (c)           --
Return of capital .........................              --                --
                                             --------------    --------------
Total distributions .......................           (1.14)            (0.76)
                                             --------------    --------------
Net asset value, end of period ............  $        22.59    $        20.12
                                             ==============    ==============
TOTAL RETURN (d) ..........................           18.47%             3.17%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......  $        4,012    $            1
Ratio of total expenses to average net
   assets .................................            3.71%           233.60% (e)
Ratio of net expenses to average net
   assets .................................            1.30%             1.30% (e)
Ratio of net investment income (loss) to
   average net assets .....................            4.09%             5.21% (e)
Portfolio turnover rate ...................              60%               88%


(a) Class F Shares were initially seeded and commenced operations on March 2, 2011.
(b)  Based on average shares outstanding.
(c)  Amount is less than $0.01.
(d) Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.
(e)  Annualized.


                        See Notes to Financial Statements                Page 17

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR             PERIOD
                                                 ENDED             ENDED
CLASS I SHARES                                 10/31/2012      10/31/2011 (a)
                                             --------------    --------------
Net asset value, beginning of period ......  $        20.15    $        20.00
                                             --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..............            0.92 (b)          0.82
Net realized and unrealized gain (loss) ...            2.57              0.21
                                             --------------    --------------
Total from investment operations ..........            3.49              1.03
                                             --------------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................           (1.17)            (0.88)
Net realized gain .........................           (0.00) (c)           --
Return of capital .........................              --                --
                                             --------------    --------------
Total distributions .......................           (1.17)            (0.88)
                                             --------------    --------------
Net asset value, end of period ............  $        22.47    $        20.15
                                             ==============    ==============
TOTAL RETURN (d) .......................              17.84%             5.21%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......  $       45,432    $          439
Ratio of total expenses to average net
   assets .................................            1.46%            22.09% (e)
Ratio of net expenses to average net
   assets .................................            1.15%             1.15% (e)
Ratio of net investment income (loss) to
   average net assets .....................            4.20%             5.12% (e)
Portfolio turnover rate ...................              60%               88%


(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.
(b)  Based on average shares outstanding.
(c)  Amount is less than $0.01.
(d) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.
(e)  Annualized.


Page 18                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR             PERIOD
                                                 ENDED             ENDED
CLASS R3 SHARES                                10/31/2012      10/31/2011 (a)
                                             --------------    --------------
Net asset value, beginning of period ......  $        20.11    $        20.25
                                             --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..............            0.80 (b)          0.61
Net realized and unrealized gain (loss) ...            2.56             (0.07)
                                             --------------    --------------
Total from investment operations ..........            3.36              0.54
                                             --------------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................           (1.06)            (0.68)
Net realized gain .........................           (0.00) (c)           --
Return of capital .........................              --                --
                                             --------------    --------------
Total distributions .......................           (1.06)            (0.68)
                                             --------------    --------------
Net asset value, end of period ............  $        22.41    $        20.11
                                             ==============    ==============
TOTAL RETURN (d) ..........................           17.19%             2.74%

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......  $          615    $            1
Ratio of total expenses to average net
   assets .................................           11.51%           301.79% (e)
Ratio of net expenses to average net
   assets .................................            1.65%             1.90% (e)
Ratio of net investment income (loss) to
   average net assets .....................            3.66%             4.62% (e)
Portfolio turnover rate ...................              60%               88%


(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.
(b)  Based on average shares outstanding.
(c)  Amount is less than $0.01.
(d) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50% effective December 15, 2011, and 0.75 prior to December 15, 2011, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.
(e)  Annualized.


                        See Notes to Financial Statements                Page 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2012


                              1. FUND DESCRIPTION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust, organized on July 9, 2010, and is registered as a non-diversified, open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) National Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sales price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

          1) benchmark yields;
          2) reported trades;
          3) broker/dealer quotes;
          4) issuer spreads;
          5) benchmark securities;
          6) bids and offers; and
          7) reference data including market research publications.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2012


affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

          1) the type of security;
          2) the size of the holding;
          3) the initial cost of the security;
          4) transactions in comparable securities;
          5) price quotes from dealers and/or pricing services;
          6) relationships among various securities;
          7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
          8) an analysis of the issuer's financial statements; and
          9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

          1) the value of similar foreign securities traded on other foreign markets;
          2) ADR trading of similar securities;
          3) closed-end fund trading of similar securities;
          4) foreign currency exchange activity;
          5) the trading prices of financial products that are tied to baskets of foreign securities;
          6) factors relating to the event that precipitated the pricing problem;
          7) whether the event is likely to recur; and 8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

         o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

         o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o  Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

         o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2012


The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. Permanent differences incurred during the year ended October 31, 2012, resulting in book and tax accounting differences, have been reclassified at year end to reflect an increase in accumulated net investment income (loss) of $444,319 and a decrease in accumulated net realized gain (loss) on investments of $444,319. Net assets were not affected by these reclassifications.

The tax character of distributions paid during the fiscal periods ended October 31, 2012 and 2011 was as follows:

                                                   2012             2011
Distributions paid from:
Ordinary income .............................  $  3,136,239     $  166,909
Capital gain.................................            --             --
Return of capital............................            --             --

As of October 31, 2012, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income................  $    790,754
Undistributed capital gains..................       103,254
                                               ------------
Total undistributed earnings.................       894,008
Accumulated capital and other losses.........            --
Net unrealized appreciation (depreciation)...     5,562,809
                                               ------------
Total accumulated earnings (losses)..........     6,456,817
Other........................................      (205,239)
Paid-in capital..............................   164,205,271
                                               ------------
Net assets...................................  $170,456,849
                                               ============

D. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2012, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012 and 2011 remain open to federal and state audit. As of October 31, 2012, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2012


F. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the updated standard on the Fund's financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of average daily net assets that is paid by First Trust out of its investment advisory fee.

First Trust and Stonebridge have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of Shares of the Fund (the "Expense Cap") until February 28, 2013 and then will not exceed 1.50% from March 1, 2013 to February 28, 2022 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery by First Trust and Stonebridge up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Stonebridge. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the year ended October 31, 2012 and the expenses borne by First Trust and Stonebridge subject to recovery for the periods indicated were as follows:


                                                                     EXPENSES SUBJECT TO RECOVERY
                                                    --------------------------------------------------------------
           ADVISORY FEE            EXPENSE             PERIOD ENDED           YEAR ENDED
              WAIVER            REIMBURSEMENTS       OCTOBER 31, 2011      OCTOBER 31, 2012           TOTAL
        ------------------    ------------------    ------------------    ------------------    ------------------
           $    320,165          $         --          $    219,802          $    320,165          $    539,967

Brown Brothers Harriman & Co. serves as the Fund's custodian, administrator, and fund accountant in accordance with certain fee arrangements.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Transfer Agent in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He continues as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Trust and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2012


Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013 before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairman will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                                 YEAR ENDED                       PERIOD ENDED
                                              OCTOBER 31, 2012                  OCTOBER 31, 2011

                                            SHARES          VALUE             SHARES          VALUE
                                         ---------------------------       ---------------------------
Sales:
     Class A                              3,662,445    $  78,869,660          374,024    $   7,520,110
     Class C                              1,508,203       32,727,231          133,744        2,701,780
     Class F                                187,052        4,091,877               49            1,000
     Class I                              2,114,019       46,568,361           21,557          434,546
     Class R3                                27,416          583,716               49            1,000
                                         ---------------------------       ---------------------------
Total Sales:                              7,499,135    $ 162,840,845          529,423    $  10,658,436
                                         ===========================       ===========================

Dividend Reinvestment:
     Class A                                 57,516    $   1,249,277            1,544    $      31,039
     Class C                                 20,318          441,847            1,696           34,222
     Class F                                  1,325           29,423               --               --
     Class I                                 21,260          471,860              208            4,205
     Class R3                                    --               --               --               --
                                         ---------------------------       ---------------------------
Total Dividend Reinvestment:                100,419    $   2,192,407            3,448    $      69,466
                                         ===========================       ===========================

Redemptions:
     Class A                               (330,167)   $  (7,059,899)         (30,693)   $    (611,476)
     Class C                                (29,817)        (649,623)            (292)          (5,716)
     Class F                                (10,822)        (236,497)              --               --
     Class I                               (135,225)      (2,992,672)              --               --
     Class R3                                    --               --               --               --
                                         ---------------------------       ---------------------------
Total Redemptions:                         (506,031)   $ (10,938,691)         (30,985)   $    (617,192)
                                         ===========================       ===========================

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than short-term investments, for the year ended October 31, 2012, were $183,988,687 and $37,553,137, respectively.

                        6. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse and compensate First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. Prior to December 15, 2011, the total distribution and service (12b-1) fees for Class R3 Shares were 0.75% of the average daily net assets of the Class R3 Shares. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2012


                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

ECONOMIC CONDITIONS RISK: Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high-yield issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the Sub-Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

INTEREST RATE RISK: If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

PREFERRED SECURITIES RISK: Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

FINANCIAL SERVICE SECTOR RISK: The Fund's assets are primarily invested in securities issued by companies in the financial services sector, which includes banks and thrifts, financial services and insurance companies and investment firms. Financial companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

REIT RISK: Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

NON U.S. SECURITIES RISK: The Fund may invest in securities of non U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On December 20, 2012, the Fund declared a distribution of short-term capital gains of $0.0885 per share and long-term capital gain of $0.0116 per share to holders of each class of shares on record on December 21, 2012, payable December 21, 2012.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST PREFERRED SECURITIES AND INCOME FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Preferred Securities and Income Fund (the "Fund"), a series of the First Trust Series Fund (the "Trust"), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012 by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Preferred Securities and Income Fund as of October 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 24, 2012

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2012


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                                TAX INFORMATION

The Fund hereby designates as qualified dividend income 19.64% of its ordinary income distributions (including short-term capital gains, if applicable) for the period ended October 31, 2012. 17.53% of the ordinary income (including short-term capital gain, if applicable) distributions made by the Fund during the period ended October 31, 2012, qualify for corporate dividends received deduction available to corporate shareholders.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Trustees of the First Trust Series Fund (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Trust, on behalf of the First Trust Preferred Securities and Income Fund (the "Fund"), and First Trust Advisors L.P. (the "Advisor" or "First Trust") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Stonebridge Advisors LLC (the "Sub-Advisor"), at a meeting held on June 10-11, 2012. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor and the Sub-Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund. The Board considered that the Fund launched in January 2011.

In reviewing the Agreements, the Board considered the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. With respect to the Sub-Advisory Agreement, the Board received a presentation from a representative of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor manages the Fund's investments. In light of the

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2012


information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, noting that the Advisor does not provide advisory services to other funds with investment objectives and policies similar to the Fund's, but does provide services to certain separately managed accounts with investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges a lower advisory fee rate to the separately managed accounts, as well as the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Fund. The Board considered the sub-advisory fee and how it relates to the Fund's overall advisory fee structure and noted that the sub-advisory fee is paid by the Advisor from its advisory fee. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other similar clients, noting that the sub-advisory fee rate is equal to or slightly higher than the fee rates charged by the Sub-Advisor to other similar clients, but that the other clients do not invest in institutional securities, which requires that additional resources be allocated to the Fund by the Sub-Advisor. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the advisory fees and expense ratios of the Fund as compared to the advisory fees and expense ratios of a peer group selected by Lipper. The Board also received advisory fee and expense ratio data for a peer group of funds compiled by Morningstar Associates, LLC ("Morningstar"), an independent source. The Board noted that the Lipper and Morningstar peer groups included only two overlapping peer funds. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) many of the peer funds are larger than the Fund, which causes the Fund's fixed expenses to be higher on a percentage basis as compared to the larger peer funds and (ii) most peer funds do not employ an advisor/sub-advisor management structure. The Board took these limitations into account in considering the peer data. In reviewing the peer data, the Board noted that the Fund's contractual advisory fee was above the median of both the Lipper and Morningstar peer groups. The Board considered that the Advisor and Sub-Advisor agreed to waive fees and/or pay Fund expenses through June 30, 2013 to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to the Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 1.15% of a class' average daily net assets. The Board noted that expenses borne or fees waived by the Advisor and Sub-Advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor and Sub-Advisor.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance and portfolio risk on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance for the one-year and since inception periods ended March 31, 2012 to the Lipper peer group, as well as to a larger Lipper peer universe and to a benchmark. The Morningstar information provided to the Board also included a comparison of the Fund's performance to the performance of the Morningstar peer group, as well as the performance of the Fund's Morningstar category. In reviewing the Fund's performance as compared to the performance of the Lipper peer group, Lipper peer universe, Morningstar peer group and Morningstar category, the Board took into account the limitations described above with respect to creating a relevant peer group for the Fund. Based on the information presented, the Board noted that the Fund's performance was above the median of its Lipper peer group, Lipper peer universe, Morningstar peer group and Morningstar category for the one-year period ended March 31, 2012, and that the Fund was the best performing fund in the Lipper peer group and Lipper peer universe over that same period.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted the Advisor's statement that economies of scale in providing services to the Fund are not available at current asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the period from the Fund's inception in January 2011 through December 31, 2011, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and considered that the Advisor estimated that it provided services to the Fund at a loss in 2011. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that in addition to the advisory fees paid by the Fund, First Trust's affiliate, First Trust Portfolios L.P., is compensated for services provided to the Fund through 12b-1 fees and that First Trust also is compensated for providing fund reporting services to the Fund. The Board considered First Trust Portfolios' ownership interest in the Sub-Advisor and potential fall-out benefits to the Advisor from such ownership interest.

The Board considered the Sub-Advisor's estimated costs in providing services to the Fund. The Board noted that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor. The Board also reviewed information provided by the Sub-Advisor as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in the profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, but noted that the Sub-Advisor

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                OCTOBER 31, 2012


estimated that it managed the Fund at a loss in 2011. The Board considered the fall-out benefits realized by Sub-Advisor from its relationship with the Fund, including potential fall-out benefits to the Sub-Advisor from the ownership interest of First Trust Portfolios in the Sub-Advisor. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          OCTOBER 31, 2012 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                  TERM OF OFFICE                                                 THE FIRST TRUST        OTHER
    NAME, ADDRESS,                AND YEAR FIRST                                                  FUND COMPLEX     TRUSTEESHIPS OR
   DATE OF BIRTH AND                ELECTED OR                  PRINCIPAL OCCUPATIONS              OVERSEEN BY      DIRECTORSHIPS
POSITION WITH THE TRUST             APPOINTED                    DURING PAST 5 YEARS                 TRUSTEE       HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee     o Indefinite Term   Physician; President, Wheaton Orthopedics;         96        None
c/o First Trust Advisors L.P.                        Co-Owner and Co-Director (January 1996
120 East Liberty Drive,          o Since Trust       to May 2007), Sports Med Center for
  Suite 400                        Inception         Fitness; Limited Partner, Gundersen Real
Wheaton, IL 60187                                    Estate Limited Partnership; Member,
D.O.B.: 04/51                                        Sportsmed LLC


Thomas R. Kadlec, Trustee        o Indefinite Term   President (March 2010 to Present), Senior          96        Director of ADM
c/o First Trust Advisors L.P.                        Vice President and Chief Financial Officer                   Investor Services,
120 East Liberty Drive,          o Since Trust       (May 2007 to March 2010), Vice President                     Inc. and ADM
  Suite 400                        Inception         and Chief Financial Officer (1990 to May                     Investor Services
Wheaton, IL 60187                                    2007), ADM Investor Services, Inc. (Futures                  International
D.O.B.: 11/57                                        Commission Merchant)


Robert F. Keith, Trustee         o Indefinite Term   President (2003 to Present), Hibs                  96        Director of
c/o First Trust Advisors L.P.                        Enterprises (Financial and Management                        Trust Company
120 East Liberty Drive,          o Since Trust       Consulting)                                                  of Illinois
  Suite 400                        Inception
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee         o Indefinite Term   President and Chief Executive Officer (June        96        Director of
c/o First Trust Advisors L.P.                        2012 to Present), Dew Learning LLC                           Covenant
120 East Liberty Drive,          o Since Trust       (Educational Products and Services); President               Transport Inc.
  Suite 400                        Inception         (June 2002 to June 2012), Covenant College
Wheaton, IL 60187
D.O.B.: 03/54

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,      o Indefinite Term   Chief Executive Officer (December 2010             96        None
Chairman of the Board                                to Present), President (until December
120 East Liberty Drive,          o Since Trust       2010), First Trust Advisors L.P. and First
  Suite 400                        Inception         Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                    Board of Directors, BondWave LLC
D.O.B.: 09/55                                        (Software Development Company/
                                                     Investment Advisor) and Stonebridge
                                                     Advisors LLC (Investment Advisor)

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                  OCTOBER 31, 2012 (UNAUDITED)

    NAME, ADDRESS          POSITION AND OFFICES        TERM OF OFFICE AND                      PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH             WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley         President and Chief          o Indefinite Term         Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,   Executive Officer                                      and Chief Financial Officer, First Trust Advisors
   Suite 400                                         o Since January 2012      L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas          Treasurer, Chief Financial   o Indefinite Term         Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,   Officer and Chief                                      President (April 2007 to January 2011), Vice
   Suite 400            Accounting Officer           o Since January 2012      President (January 2005 to April 2007), First Trust
Wheaton, IL 60187                                                              Advisors L.P. and First Trust Portfolios L.P.
D.O.B.: 01/66

W. Scott Jardine        Secretary and Chief          o Indefinite Term         General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,   Legal Officer                                          Trust Portfolios L.P.; Secretary, BondWave LLC
   Suite 400                                         o Since Trust Inception   (Software Development Company/Investment
Wheaton, IL 60187                                                              Advisor) and Stonebridge Advisors LLC
D.O.B.: 05/60                                                                  (Investment Advisor)

Daniel J. Lindquist     Vice President               o Indefinite Term         Senior Vice President (September 2005 to
120 E. Liberty Drive,                                                          Present), Vice President (April 2004 to September
   Suite 400                                         o Since Trust Inception   2005), First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                              Portfolios L.P.
D.O.B.: 02/70

Kristi A. Maher         Assistant Secretary and      o Indefinite Term         Deputy General Counsel (May 2007 to Present)
120 E. Liberty Drive,   Chief Compliance Officer
   Suite 400                                         o Since Trust Inception
Wheaton, IL 60187
D.O.B.: 12/66


(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          OCTOBER 31, 2012 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

     o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

     o Information about your transactions with us, our affiliates or others;

     o Information we receive from your inquiries by mail, e-mail or telephone; and

     o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

     o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

     o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust/Confluence
Small Cap Value Fund

Annual Report
For the Year Ended October 31, 2012

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 2012

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  4
Understanding Your Fund Expenses.............................................  7
Portfolio of Investments.....................................................  8
Statement of Assets and Liabilities.......................................... 10
Statement of Operations...................................................... 11
Statements of Changes in Net Assets.......................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 17
Report of Independent Registered Public Accounting Firm...................... 23
Additional Information....................................................... 24
Board of Trustees and Officers............................................... 25
Privacy Policy............................................................... 27

                  Caution Regarding Forward-Looking Statements

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        Performance and Risk Disclosure

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            How to Read This Report

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                OCTOBER 31, 2012


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust/Confluence Small Cap Value Fund (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise or offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the New Year and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust/Confluence Small Cap Value Fund and Chief Executive Officer of First Trust Advisors L.P.

First Trust/Confluence Small Cap Value Fund
"AT A GLANCE"
As of October 31, 2012 (Unaudited)

-----------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------
                                                NET ASSET
FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND    VALUE (NAV)
-----------------------------------------------------------
Class A (FOVAX)                                  $21.58
Class C (FOVCX)                                  $20.59
Class I (FOVIX)                                  $21.81
Class R3 (FOVRX)                                 $21.04
-----------------------------------------------------------


-----------------------------------------------------------
                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Industrials                                      37.3%
Financials                                       24.0
Health Care                                      14.5
Consumer Discretionary                            8.8
Information Technology                            6.5
Consumer Staples                                  3.0
Energy                                            3.0
Materials                                         2.9
-----------------------------------------------------------
                                        Total   100.0%
                                               =======

-----------------------------------------------------------
                                              % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Generac Holdings, Inc.                            4.2%
Landstar System, Inc.                             3.7
Ritchie Bros Auctioneers, Inc.                    3.6
Hittite Microwave Corp.                           3.4
Simpson Manufacturing Co., Inc.                   3.4
West Pharmaceutical Services, Inc.                3.3
Gladstone Commercial Corp.                        3.2
Techne Corp.                                      3.2
Rayonier, Inc.                                    3.2
EnPro Industries, Inc.                            3.2
-----------------------------------------------------------
                                        Total    34.4%
                                               =======

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
"AT A GLANCE" - (CONTINUED)
As of October 31, 2012 (Unaudited)

-----------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
-----------------------------------------------------------
This chart compares your Fund's Class I performance to that of the Russell 2000(R) Value Index and the Russell 2000(R)
Index from 1/11/2011 through 10/31/2012.

             First Trust/Confluence Small Cap   Russell 2000(R)  Russell 2000(R)
               Value Fund - Class I Shares        Value Index         Index
1/11/2011                $10,000                    $10,000          $10,000
4/30/2011                 10,730                     10,716           10,966
10/31/2011                 9,790                      9,261            9,457
4/30/2012                 10,554                     10,323           10,499
10/31/2012                10,951                     10,601           10,599


------------------------------------------------------------------------------------------------------------------------------------
Performance as of October 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                           A SHARES                  C SHARES             I SHARES        R3 SHARES
                           Inception                Inception             Inception       Inception
                           2/24/2011                 3/2/2011             1/11/2011        3/2/2011      R2000V*      R2000*
------------------------------------------------------------------------------------------------------------------------------------
                                                           w/max
                                                           1.00%
                                  w/max                  contingent
                       w/o        5.50%         w/o       deferred           w/o             w/o           w/o         w/o
                      sales       sales        sales       sales            sales           sales         sales       sales
Avergae Annual       charges     charge       charges      charge          charges         charges       charges     charges
Total Returns
1 Year               10.61%       4.52%        9.46%       8.46%           11.85%          10.56%        14.47%      12.08%
Since Inception       4.40%       0.95%        1.45%       1.45%            5.15%           2.78%         3.05%       3.06%
------------------------------------------------------------------------------------------------------------------------------------


*Since inception return is based on the Class I shares inception date.

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge ("CDSC") of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of the Fund's average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of the Fund's average daily net assets for Class C Shares. Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The combined Rule 12b-1 distribution and service fees are 0.50% per year of the Fund's average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, Class R3 Shares combined Rule 12b-1 distribution and service fees were 0.75% per year of average daily net assets.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 2012


                                  SUB-ADVISOR

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or "Sub-Advisor") located in Saint Louis, Missouri, serves as the Sub-Advisor to First Trust/Confluence Small Cap Value Fund. The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                           PORTFOLIO MANAGEMENT TEAM

MARK KELLER, CFA
CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER
As Chief Investment Officer, Mr. Keller oversees all of Confluence's investment strategies and investment operations and has more than 30 years of investment experience, with a focus on value-oriented equity analysis and management. Prior to joining Confluence, Mr. Keller was a Senior Vice President of A.G. Edwards & Sons, Inc. and of Gallatin Asset Management, Inc., and was a member of the Board of Directors of both companies. From 1994 to May 2008, he was the Chief Investment Officer of Gallatin Asset Management, and its predecessor organization, A.G. Edwards Asset Management, the investment management arm of A.G. Edwards, Inc. Mr. Keller and his team were responsible for the management of over $10 billion of assets across various equity, asset allocation and fixed-income strategies. Mr. Keller received a Bachelor of Arts from Wheaton College (Illinois) and is a CFA charterholder.

DAVID MIYAZAKI, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
Mr. Miyazaki performs market research and is actively involved in portfolio management activities. Prior to joining Confluence in May 2008, Mr. Miyazaki served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. He joined A.G. Edwards in 1999. Mr. Miyazaki was responsible for separately managed accounts invested in individual stocks with a value discipline and co-managed the A.G. Edwards' ETF-based asset allocation program. In addition to portfolio management, Mr. Miyazaki served as a member of the A.G. Edwards Investment Strategy Committee. As a strategist, he was responsible for the firm's quantitative asset allocation models, including its Cyclical Asset Allocation program.

Mr. Miyazaki has nearly 20 years of financial experience, starting in the industry in 1992. He received a Bachelor of Business Administration Degree from Texas Christian University and is a CFA charterholder.

DANIEL WINTER, CFA
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
Mr. Winter performs market research and chairs the firm's equity portfolio management committee. Prior to joining Confluence in May 2008, Mr. Winter served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. While at Gallatin, he chaired the portfolio management team responsible for the firm's six value-oriented equity strategies. His responsibilities also included directing the strategy implementation and trading execution for the equity portfolios.

Mr. Winter also served as a portfolio manager for the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio which were offered through variable annuities. He was also a member of the firm's Allocation Advisor Committee which oversaw the A.G. Edwards exchange-traded fund focused strategies. Prior to joining the firm's Asset Management division in 1994, Mr. Winter served as a portfolio manager for A.G. Edwards Trust Company. Mr. Winter earned a Bachelor of Arts Degree in business management from Eckerd College and a Master's of Business Administration from Saint Louis University and is a CFA charterholder.

CHRIS STEIN
VICE PRESIDENT AND PORTFOLIO MANAGER
Mr. Stein performs market research, executes trades and is actively involved in portfolio management activities. Mr. Stein joined Confluence in August 2008. Previously, he had served as a Portfolio Manager and Analyst with Gallatin Asset Management, the investment management arm of A.G. Edwards, Inc. Mr. Stein was part of the portfolio management team responsible for Gallatin's Large Cap Value, Small Cap Value, Equity Income, Value Opportunities and All Cap Global separately managed accounts. Additionally, Mr. Stein assisted the A.G. Edwards Trust Company in constructing and managing individual stock portfolios.

Prior to joining the Asset Management division in 2001, Mr. Stein was an associate analyst covering the media and entertainment sector for A.G. Edwards' securities research. Mr. Stein earned a Bachelor of Science Degree in Accounting and a Bachelor of Science Degree in Finance from the University of Dayton, and he also received a Master's of Business Administration from Saint Louis University.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                                   COMMENTARY

MARKET RECAP
The Russell 2000 and Russell 2000 Value Indices were up 12.08% and 14.47%, respectively, for the Fund's 2012 fiscal year, which runs 11/1/11 thru 10/31/2012. While it was a good year for investors, the second half of the Fund's fiscal year proved to be a lot more challenging relative to the first half, with the Russell 2000 and Russell 2000 Value Indices posting returns of ..94% and 2.69%, respectively. This compares to the first half of the fiscal year when small-capitalization indices posted positive returns of 11.02% and 11.47% for the Russell 2000 and Russell 2000 Value Indices, respectively. The dichotomy of 2012 was very similar to the prior fiscal year as investors switched from an optimistic outlook for a continued economic recovery to a more skeptical tone. While the uncertainty of the elections may garner some blame, the reality is that the economy continues to grow below trend as consumers are either too concerned with the outlook to spend freely or are still repairing their personal finances via debt reduction. The Federal Reserve is clearly attuned to these concerns as it announced its latest round of monetary stimulus, termed Quantitative Easing (QE3), late in the fiscal year, which is aimed directly at reducing interest rates for mortgages by acquiring mortgage-backed securities. This is against the backdrop of a slowing China and the sovereign debt issues still facing Europe. Hence, the U.S. may be growing very slowly but it is better than most of the other major economies of the world. Given the continued stimulus and relative growth prospects, investor sentiment was largely positive as evidenced by the strong gains during the fiscal year.

PERFORMANCE ANALYSIS
The Fund's Class I Shares were up 11.85% during the fiscal year ended October 31, 2012, and performed in-line with the Russell 2000, which was up 12.08%, but lagged the Russell 2000 Value Index, which was up 14.47%. The Fund had strong relative performance in the Producer Durables and Technology sectors but lagged in Consumer Discretionary, Financial Services, Health Care and Materials & Processing. The limited exposure to the Energy sector aided relative performance while the cash position negatively impacted relative performance (see the contribution table below).


PORTFOLIO ATTRIBUTION
10/31/11-10/31/12
--------------------------------------------------------------------------------------------------------------------------
                         RUSSELL 2000(R) VALUE      RUSSELL 2000(R)             FUND                  CONTRIBUTION
                        -----------------------  ---------------------  --------------------  ----------------------------
Sector                      Wgt        Rtn          Wgt         Rtn        Wgt        Rtn     Rsl2V       Rsl2V      Rsl2V
Consumer Discretionary     13.3       25.8         15.4        22.8        9.9        8.3      3.4         3.5        3.2
Consumer Staples            2.8       12.4          3.6        10.2        2.6       (5.2)     0.3         0.4       (0.0)
Energy                      5.2       (9.4)         6.2       (10.1)       0.2       (2.7)    (0.2)       (0.6)      (0.1)
Financial Services         36.5       22.5         21.9        21.2       24.5       14.7      7.9         4.4        3.6
Health Care                 4.8       12.0         12.4        13.7       15.6        7.2      0.6         1.7        1.0
Materials & Processing      5.1       19.8          4.7        16.5        2.9       (9.3)     1.0         0.8       (0.1)
Producer Durables          13.8       10.8         15.2        10.9       32.2       20.7      1.4         1.7        4.1
Technology                 11.0       (5.2)        16.5         0.4        5.2       12.2     (0.5)        0.1        0.6
Utilities                   7.4       11.3          4.1        10.2        0.0        0.0      0.8         0.4        0.0
Cash                        0.0        0.0          0.0         0.0        6.9        0.0      0.0         0.0        0.0
--------------------------------------------------------------------------------------------------------------------------


Sources: Bloomberg and Confluence Investment Management

The strength in the Producer Durables sector was driven by the performance of Generac Holdings (GNRC). Generac is a manufacturer of portable and stand-by generators that has been reporting solid demand which led management to pay a one-time dividend of $6.00 in June. Generac is more recently benefiting from investor sentiment. The need that came from the effects of "Superstorm Sandy" added to demand for Generac's products.

As we have stated in the past, our investment approach is focused on understanding and valuing individual businesses with the emphasis of owning great businesses at bargain prices. This is a fundamental approach that views risk as the probability of a permanent loss of capital as opposed to tracking error of a benchmark. Businesses that exhibit the attributes of great businesses (substantial competitive advantages - pricing power, free cash flow generation, high returns on invested capital) are often difficult to find in commodity-oriented or highly-regulated businesses in which pricing is contingent on factors outside management's control. This will often result in over/under weighting certain areas of the market that either offer more attractive valuations or have superior underlying attributes. Subsequently, performance in any given time frame will be impacted by the market's perception of the value of these individual businesses.

As long-term oriented investors, the underlying businesses in which the Fund invests will ultimately dictate its success and should be the focus of our updates. During the second half of the fiscal year the Fund added Franklin Electric (FELE), Deckers Outdoor (DECK), and C&J Energy Services (CJES) while selling shares of PF Chang's China Bistro (PFCB). PF Chang's China Bistro was sold as the company had agreed to be taken private at a solid premium to the original entry point as our thesis that the concept was indeed intact and that the shares should be afforded a higher multiple was proven. The Fund added Franklin Electric, a design and manufacturing leader of submersible motors. It is one of only two companies producing UL rated explosion-proof motors. Franklin dominates the installations at U.S. filling stations and roughly half of the water well and filling station installations globally. FELE is a business we have long admired given its dominance in electric motors, a critical component in the overall cost of pump installation. We finally felt the risk/reward ratio was properly aligned following the company's decision approximately seven years ago to become a more complete process and control company as opposed to simply a component supplier.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

Deckers Outdoor (DECK) was also recently added to the portfolio. Deckers is a wholesaler of footwear under the UGG, Teva, and Sanuk brands. The shares had traded down substantially following a difficult selling season last winter (UGG is very seasonal, with 75-80% of sales in one quarter) due to an abnormally warm winter and the rise in the cost of sheep skin, the primary input for UGG. We view the current issues as transitory and not indicative of brand fatigue (UGG sales increased last holiday season) and view the shares as extremely inexpensive. The shares retreated shortly after purchase as investors remain cautious going into the key holiday season. We remain optimistic that DECK will be able to navigate the environment and reward shareholders given its discounted valuation.

Lastly, we added C&J Energy Services (CJES), which operates in the domestic oilfield services industry and specializes in hydraulic fracturing and, to a lesser extent, coiled tubing and wire line services. The shares have dropped considerably relative to the large-caps over the last year. With the precipitous drop in natural gas prices, there has been a big shift in exploration and production activity from natural gas to more liquids-rich basins. C&J is a well run services business that is trading at a discount and should benefit from the increased drilling and hydraulic fracturing occurring in the U.S.

MARKET AND FUND OUTLOOK
As we stated in the Fund's previous annual report, "the economy continues to recover from the deep recession of 2008-09, but the rate of growth has been below long-term trend lines. This makes for an economy that is more susceptible to falling back into a recession due to exogenous events, such as a slowdown in China or European debt issues spreading to the United States. While the European Union is trying desperately to contain the damage of any one country's debt issues from impacting the rest of Europe, most proposals will undoubtedly take some wind out of the sail of economic growth in Europe." The same holds true today. The impact of the excess debt (leverage) that preceded the recession will take time to repair and will continue to have an impact on GDP growth going forward.

Going forward, we continue to expect the economy to generate slow growth within a low inflation environment. Excess production capacity and high unemployment will continue to restrain inflationary pressures. This should allow interest rates to stay low as well. For the most part, the individual businesses we follow remain focused on controlling costs and maintaining higher levels of capital than in the pre-recessionary period. This has enhanced margins and earnings as businesses focus more on technology and process improvements to grow and less on hiring. Overall, business valuations remain reasonable and we remain focused on finding great businesses at bargain prices.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
UNDERSTANDING YOUR FUND EXPENSES
OCTOBER 31, 2012 (UNAUDITED)

As a shareholder of the First Trust/Confluence Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2012.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------
                                                                           HYPOTHETICAL
                           ACTUAL EXPENSES                          (5% RETURN BEFORE EXPENSES)
            ---------------------------------------------    ------------------------------------------
                               ENDING       EXPENSES PAID    BEGINNING        ENDING      EXPENSES PAID
               BEGINNING       ACCOUNT      DURING PERIOD     ACCOUNT         ACCOUNT     DURING PERIOD    ANNUALIZED
             ACCOUNT VALUE      VALUE        5/01/2012-        VALUE           VALUE       5/01/2012-        EXPENSE
               5/01/2012     10/31/2012    10/31/2012 (a)    5/01/2012      10/31/2012   10/31/1012 (a)    Ratios (b)
---------------------------------------------------------------------------------------------------------------------
Class A       $ 1,000.00     $ 1,034.50    $     8.18      $ 1,000.00       $ 1,017.09    $     8.11         1.60%
Class C         1,000.00       1,033.60         12.01        1,000.00         1,013.32         11.89         2.35
Class I         1,000.00       1,037.60          6.91        1,000.00         1,018.35          6.85         1.35
Class R3        1,000.00       1,034.90          9.46        1,000.00         1,015.84          9.37         1.85

(a) Expenses are equal to the annualized expense ratio multiplied by the average account value over the period (May 1, 2012 through October 31, 2012), multiplied by 184/366 (to reflect the six-month period).

(b) These expense ratios reflect expense caps.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012


     SHARES                        DESCRIPTION                         VALUE
----------------  ----------------------------------------------  --------------

COMMON STOCKS - 93.5%

                  AEROSPACE & DEFENSE - 2.8%
             815  Cubic Corp. ..................................  $       39,772
                                                                  --------------
                  BUILDING PRODUCTS - 3.1%
           1,450  Simpson Manufacturing Co., Inc. ..............          44,167
                                                                  --------------
                  CAPITAL MARKETS - 8.0%
             315  Affiliated Managers Group, Inc. (a)...........          39,847
           2,585  MVC Capital, Inc. ............................          31,951
           3,735  PennantPark Investment Corp. .................          41,085
                                                                  --------------
                                                                         112,883
                                                                  --------------
                  CHEMICALS - 2.7%
             900  Scotts Miracle-Gro (The) Co., Class A ........          38,529
                                                                  --------------
                  COMMERCIAL SERVICES & SUPPLIES - 6.2%
           1,470  HNI Corp. ....................................          40,454
           2,100  Ritchie Bros Auctioneers, Inc. ...............          47,229
                                                                  --------------
                                                                          87,683
                                                                  --------------
                  ELECTRICAL EQUIPMENT - 6.8%
             695  Franklin Electric Co., Inc. ..................          40,268
           1,615  Generac Holdings, Inc. .......................          54,910
                                                                  --------------
                                                                          95,178
                                                                  --------------
                  ENERGY EQUIPMENT & SERVICES - 2.8%
           2,000  C&J Energy Services, Inc. (a).................          38,760
                                                                  --------------
                  FOOD PRODUCTS - 2.8%
             870  Sanderson Farms, Inc. ........................          39,402
                                                                  --------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 5.8%
             475  Haemonetics Corp. (a).........................          38,808
             800  West Pharmaceutical Services, Inc. ...........          43,096
                                                                  --------------
                                                                          81,904
                                                                  --------------
                  HEALTH CARE PROVIDERS & SERVICES - 4.7%
           1,065  Patterson Cos., Inc. .........................          35,571
           1,555  VCA Antech, Inc. (a)..........................          30,447
                                                                  --------------
                                                                          66,018
                                                                  --------------
                  INSURANCE - 5.5%
           1,520  Brown & Brown, Inc. ..........................          38,836
             568  RLI Corp. ....................................          38,726
                                                                  --------------
                                                                          77,562
                                                                  --------------
                  LIFE SCIENCES TOOLS & SERVICES - 3.0%
             630  Techne Corp. .................................          42,437
                                                                  --------------
                  MACHINERY - 10.1%
           2,740  Douglas Dynamics, Inc. .......................          41,621
           1,140  EnPro Industries, Inc. (a)....................          41,678
             775  Graco, Inc. ..................................          37,246




Page 8                  See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
OCTOBER 31, 2012


     SHARES                        DESCRIPTION                         VALUE
----------------  ----------------------------------------------  --------------

COMMON STOCKS - (CONTINUED)

                  MACHINERY - (Continued)
             477  Mueller Industries, Inc. .....................  $       20,893
                                                                  --------------
                                                                         141,438
                                                                  --------------
                  MEDIA - 5.4%
             845  John Wiley & Sons, Inc., Class A .............          36,656
             635  Morningstar, Inc. ............................          39,992
                                                                  --------------
                                                                          76,648
                                                                  --------------
                  OFFICE ELECTRONICS - 2.9%
           1,143  Zebra Technologies Corp., Class A (a).........          41,068
                                                                  --------------
                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.0%
           3,605  Franklin Street Properties Corp. .............          41,133
           2,320  Gladstone Commercial Corp. ...................          42,757
             860  Rayonier, Inc. ...............................          42,149
                                                                  --------------
                                                                         126,039
                                                                  --------------
                  ROAD & RAIL - 5.9%
           2,495  Heartland Express, Inc. ......................          34,805
             955  Landstar System, Inc. ........................          48,371
                                                                  --------------
                                                                          83,176
                                                                  --------------
                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
             790  Hittite Microwave Corp. (a)...................          44,746
                                                                  --------------
                  TEXTILES, APPAREL & LUXURY GOODS - 2.8%
           1,350  Deckers Outdoor Corp. (a).....................          38,651
                                                                  --------------

                   Total Investments   93.5% ...................       1,316,061
                   (Cost $1,251,934) (b)

                  Net Other Assets and Liabilities   6.5% ......          92,013
                                                                  --------------
                  Net Assets   100.0% ..........................  $    1,408,074
                                                                  ==============

-----------------------------
(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $1,251,934. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $109,841 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $45,714.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                            TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                           VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
                          10/31/2012      PRICES       INPUTS         INPUTS
                          ----------    ----------   -----------   -------------
Common Stocks*..........  $1,316,061    $1,316,061   $        --    $        --
                          ==========    ==========   ===========   =============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                        See Notes to Financial Statements                 Page 9

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2012

ASSETS:
Investments, at value
   (Cost $1,251,934)...........................................................................      $  1,316,061
Cash...........................................................................................            99,631
Prepaid expenses...............................................................................            13,890
Receivables:
   From investment advisor.....................................................................            46,283
   Dividends...................................................................................               973
   Fund shares sold............................................................................               141
                                                                                                     ------------
     Total Assets..............................................................................         1,476,979
                                                                                                     ------------
LIABILITIES:
Payables:
   Audit and tax fees..........................................................................            33,515
   Transfer agent fees.........................................................................             9,719
   Administrative fees.........................................................................             8,750
   Legal fees..................................................................................             4,338
   Printing fees...............................................................................             4,235
   Investment securities purchased.............................................................             4,121
   Financial reporting fees....................................................................             1,541
   Trustees' fees and expenses.................................................................             1,405
   12b-1 distribution and service fees.........................................................               605
   Custodian fees..............................................................................               275
   Registration fees...........................................................................               166
   Listing fees................................................................................                10
   Other liabilities...........................................................................               225
                                                                                                     ------------
     Total Liabilities.........................................................................            68,905
                                                                                                     ------------
NET ASSETS.....................................................................................      $  1,408,074
                                                                                                     ============
NET ASSETS consist of:
Paid-in capital................................................................................      $  1,328,648
Par value ($0.01 per share with an unlimited number of shares authorized)......................               666
Accumulated net investment income (loss).......................................................             7,460
Accumulated net realized gain (loss) on investments............................................             7,173
Net unrealized appreciation (depreciation) on investments......................................            64,127
                                                                                                     ------------
NET ASSETS.....................................................................................      $  1,408,074
                                                                                                     ============
Maximum Offering Price Per Share:
   (Net assets are rounded to the nearest whole dollar and shares are rounded to the nearest full share)
CLASS A SHARES:
   Net asset value and redemption price per share (Based on net assets of $651,105 and
      30,178 shares of beneficial interest issued and outstanding).............................      $      21.58
   Maximum sales charge (5.50% of offering price)..............................................              1.26
                                                                                                     ------------
Maximum offering price to public...............................................................      $      22.84
                                                                                                     ============
CLASS C SHARES:
   Net asset value and redemption price per share (Based on net assets of $614,974 and
      29,866 shares of beneficial interest issued and outstanding).............................      $      20.59
                                                                                                     ============
CLASS I SHARES:
   Net asset value and redemption price per share (Based on net assets of $140,948 and
      6,461 shares of beneficial interest issued and outstanding)..............................      $      21.81
                                                                                                     ============
CLASS R3 SHARES:
   Net asset value and redemption price per share (Based on net assets of $1,047 and
      50 shares of beneficial interest issued and outstanding).................................      $      21.04
                                                                                                     ============


Page 10                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2012

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $79)..............................................      $     25,997
Interest.......................................................................................                34
                                                                                                     ------------
   Total investment income.....................................................................            26,031
                                                                                                     ------------
EXPENSES:
Transfer agent fees............................................................................           105,405
Administrative fees............................................................................            52,387
Audit and tax fees.............................................................................            32,400
Registration fees..............................................................................            25,389
Legal fees.....................................................................................            20,464
Trustees' fees and expenses....................................................................            12,952
Printing fees..................................................................................            12,369
Investment advisory fees.......................................................................             9,803
Financial reporting fees.......................................................................             9,266
Listing expense................................................................................             2,038
Custodian fees.................................................................................             1,499
12b-1 distribution and service fees:
   Class A.....................................................................................             1,295
   Class C.....................................................................................             3,455
   Class R3....................................................................................                 5
Other..........................................................................................             3,211
                                                                                                     ------------
   Total expenses..............................................................................           291,938
   Less fees waived and expenses reimbursed by the investment advisor..........................          (273,946)
                                                                                                     ------------
   Net expenses................................................................................            17,992
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................             8,039
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................            19,673
   Net change in unrealized appreciation (depreciation) on investments.........................            68,817
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................            88,490
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $     96,529
                                                                                                     ============



                        See Notes to Financial Statements                Page 11

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                          YEAR            PERIOD
                                                                                         ENDED            ENDED
                                                                                       10/31/2012     10/31/2011 (a)
                                                                                      ------------    --------------
OPERATIONS:
Net investment income (loss).......................................................   $      8,039     $        684
Net realized gain (loss)...........................................................         19,673          (12,500)
Net change in unrealized appreciation (depreciation)...............................         68,817           (4,690)
                                                                                      ------------     ------------
Net increase (decrease) in net assets resulting from operations....................         96,529          (16,506)
                                                                                      ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A Shares...................................................................           (605)              --
  Class C Shares...................................................................             --               --
  Class F Shares...................................................................             (3)              --
  Class I Shares...................................................................           (655)              --
  Class R3 Shares..................................................................             --               --
                                                                                      ------------     ------------
Total distributions to shareholders................................................         (1,263)              --
                                                                                      ------------     ------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold..........................................................      1,086,129          427,900
Proceeds from shares reinvested....................................................            587               --
Cost of shares redeemed............................................................       (165,408)         (19,894)
                                                                                      ------------     ------------
Net increase (decrease) in net assets resulting from capital transactions..........        921,308          408,006
                                                                                      ------------     ------------
Total increase (decrease) in net assets............................................      1,016,574          391,500

NET ASSETS:
Beginning of period................................................................        391,500               --
                                                                                      ------------     ------------
End of period......................................................................   $  1,408,074     $    391,500
                                                                                      ============     ============
Accumulated net investment income (loss) at end of period..........................   $      7,460     $        684
                                                                                      ============     ============

-----------------------------
(a) The Fund was initially seeded on December 16, 2010 and commenced operations on January 11, 2011.


Page 12                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR             PERIOD
                                                     ENDED             ENDED
CLASS A SHARES                                     10/31/2012      10/31/2011 (a)
                                                 --------------    --------------
Net asset value, beginning of period ..........  $        19.54    $        20.10
                                                 --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b) ..............            0.23              0.03
Net realized and unrealized gain (loss) .......            1.85             (0.59)
                                                 --------------    --------------
Total from investment operations ..............            2.08             (0.56)
                                                 --------------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .........................           (0.04)               --
                                                 --------------    --------------
Total distributions ...........................           (0.04)               --
                                                 --------------    --------------
Net asset value, end of period ................  $        21.58    $        19.54
                                                 ==============    ==============
TOTAL RETURN (c) ..............................           10.61%            (2.79)%
                                                 ==============    ==============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $          651    $          218
Ratio of total expenses to average net
   assets .....................................           23.94%            60.42% (d)
Ratio of net expenses to average net
   assets .....................................            1.60%             1.60% (d)
Ratio of net investment income (loss) to
   average net assets .........................            1.10%             0.26% (d)
Portfolio turnover rate .......................              11%               21%


(a)   Class A Shares commenced operations on February 24, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


                        See Notes to Financial Statements                Page 13

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      YEAR             PERIOD
                                                     ENDED             ENDED
CLASS C SHARES                                     10/31/2012      10/31/2011 (a)
                                                 --------------    --------------
Net asset value, beginning of period ..........  $        18.81    $        20.10
                                                 --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............            0.05            (0.07)
Net realized and unrealized gain (loss) .......            1.73            (1.22)
                                                 --------------    --------------
Total from investment operations ..............            1.78            (1.29)
                                                 --------------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .........................              --                --
                                                 --------------    --------------
Net asset value, end of period ................  $        20.59    $        18.81
                                                 ==============    ==============
TOTAL RETURN (c)...............................            9.46%           (6.42)%
                                                 ==============    ==============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $          615    $            8
Ratio of total expenses to average net
   assets .....................................           26.69%            98.09% (d)
Ratio of net expenses to average net assets ...            2.35%             2.35% (d)
Ratio of net investment income (loss) to
   average net assets .........................            0.25%            (0.54)% (d)
Portfolio turnover rate .......................              11%               21%


(a)   Class C Shares commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 distribution fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.



Page 14                 See Notes to Financial Statements

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      YEAR             PERIOD
                                                     ENDED             ENDED
CLASS I SHARES                                     10/31/2012      10/31/2011 (a)
                                                 --------------    --------------
Net asset value, beginning of period ..........  $        19.58    $        20.00
                                                 --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............            0.26             (0.07)
Net realized and unrealized gain (loss) .......            2.05             (0.49)
                                                 --------------    --------------
Total from investment operations ..............            2.31             (0.42)
                                                 --------------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .........................           (0.08)               --
                                                 --------------    --------------
Total distributions ...........................           (0.08)               --
                                                 --------------    --------------
Net asset value, end of period ................  $        21.81    $        19.58
                                                 ==============    ==============
TOTAL RETURN (c)...............................           11.85%            (2.10)%
                                                 ==============    ==============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $          141    $          164
Ratio of total expenses to average net
   assets .....................................           41.80%           103.62% (d)
Ratio of net expenses to average net assets ...            1.35%             1.35% (d)
Ratio of net investment income (loss) to
   average net assets .........................            1.28%             0.43% (d)
Portfolio turnover rate .......................              11%               21%


(a) Class I Shares were initially seeded on December 16, 2010 and commenced operations on January 11, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


                        See Notes to Financial Statements                Page 15

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      YEAR             PERIOD
                                                     ENDED             ENDED
CLASS R3 SHARES                                    10/31/2012      10/31/2011 (a)
                                                 --------------    --------------
Net asset value, beginning of period ..........  $        19.03    $        20.10
                                                 --------------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)...............            0.15             (0.04)
Net realized and unrealized gain (loss) .......            1.86             (1.03)
                                                 --------------    --------------
Total from investment operations ..............            2.01             (1.07)
                                                 --------------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .........................              --                --
                                                 --------------    --------------
Net asset value, end of period ................  $        21.04    $        19.03
                                                 ==============    ==============

TOTAL RETURN (c)...............................           10.56%            (5.32)%
                                                 ==============    ==============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ..........  $            1    $            1
Ratio of total expenses to average net
   assets .....................................        2,717.44%           297.34% (d)
Ratio of net expenses to average net assets ...            1.88%             2.10% (d)
Ratio of net investment income (loss) to
   average net assets .........................            0.75%            (0.32)% (d)
Portfolio turnover rate .......................              11%               21%


(a) Class R3 Shares were initially seeded and commenced operations on March 2, 2011.

(b)   Per share amounts have been calculated using the average share method.

(c) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution fees and service fees of 0.50% effective December 15, 2011 and 0.75% prior to December 15, 2011 and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods less than one year.

(d)   Annualized.


Page 16                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2011


                              1. FUND DESCRIPTION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers four classes of shares: Class A, Class C, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund's investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in equity securities of U.S. listed companies with small market capitalizations at the time of investment that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class, (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited, to the following:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2012

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar investments in active markets.

         o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.

The Fund may hold the securities of real estate investment trusts ("REITs"). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT's fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future. There were no permanent differences incurred during the year ended October 31, 2012.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2012


The tax character of distributions paid during the fiscal periods ended October 31, 2012 and 2011 was as follows:

Distributions paid from:                           2012            2011
Ordinary income..............................  $      1,263             --
Capital gain.................................            --             --
Return of capital............................            --             --

As of October 31, 2012, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income................  $      9,068
Undistributed capital gains..................         5,565
                                               ------------
Total undistributed earnings.................        14,633
Accumulated capital and other losses.........            --
Net unrealized appreciation (depreciation)...        64,127
                                               ------------
Total accumulated earnings (losses)..........        78,760
Other........................................            --
Paid-in capital..............................     1,329,314
                                               ------------
Net assets...................................  $  1,408,074
                                               ============

D. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2012, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes. During the taxable year ended October 31, 2012, the Fund utilized non-expiring capital loss carryforwards in the amount of $12,352.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2011 and 2012 remain open to federal and state audit. As of October 31, 2012, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. EXPENSES:

The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

F. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the updated standard on the Fund's financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2012


Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund's average daily net assets that is paid by First Trust from its investment advisory fee.

First Trust and Confluence have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired Fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the "Expense Cap") until February 28, 2013 and then will not exceed 1.70% from March 1, 2013 to February 28, 2022 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and Confluence are subject to recovery by First Trust and Confluence up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and Confluence. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations. The advisory fee waivers and expense reimbursement for the year ended October 31, 2012 and the expenses borne by First Trust and Confluence subject to recovery for the periods indicated were as follows:


                                                                     EXPENSES SUBJECT TO RECOVERY
                                                    --------------------------------------------------------------
           ADVISORY FEE            EXPENSE             PERIOD ENDED           YEAR ENDED
              WAIVER            REIMBURSEMENTS       OCTOBER 31, 2011      OCTOBER 31, 2012           TOTAL
        ------------------    ------------------    ------------------    ------------------    ------------------
           $      9,803          $    264,143          $    169,849          $    273,946          $    443,795

Brown Brothers Harriman & Co. serves as the Fund's custodian, administrator, and fund accountant in accordance with certain fee arrangements.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Transfer Agent in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Trust and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013 before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.


                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions were as follows:

                                                 YEAR ENDED                       PERIOD ENDED
                                              OCTOBER 31, 2012                  OCTOBER 31, 2011

                                            SHARES          VALUE             SHARES          VALUE
                                         ---------------------------       ---------------------------
Sales:
     Class A                                 22,827    $     462,559           11,735    $     237,121
     Class C                                 29,845          577,127              399            8,006
     Class F*                                    --               --              532           11,000
     Class I                                  2,182           46,369            8,402          170,773
     Class R3                                     4               74               50            1,000
                                         ---------------------------       ---------------------------
Total Sales:                                 54,858    $   1,086,129          121,118    $     427,900
                                         ===========================       ===========================

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2012

                                                 YEAR ENDED                       PERIOD ENDED
                                              OCTOBER 31, 2012                  OCTOBER 31, 2011

                                            SHARES          VALUE             SHARES          VALUE
                                         ---------------------------       ---------------------------
Dividend Reinvestment:
     Class A                                     22    $         417               --               --
     Class C                                     --               --               --               --
     Class F*                                    --               --               --               --
     Class I                                      9              170               --               --
     Class R3                                    --               --               --               --
                                         ---------------------------       ---------------------------
Total Dividend Reinvestment:                     31    $         587               --    $          --
                                         ===========================       ===========================

Redemptions:
     Class A                                 (3,817)   $     (78,652)            (589)   $     (10,710)
     Class C                                   (378)          (7,559)              --               --
     Class F*                                   (50)            (755)            (482)          (9,184)
     Class I                                 (4,132)         (78,369)              --               --
     Class R3                                    (4)             (73)              --               --
                                         ---------------------------       ---------------------------
Total Sales:                                 (8,381)   $    (165,408)          (1,071)   $     (19,894)
                                         ===========================       ===========================



* Effective December 15, 2011, all Class F shares were liquidated and the class was terminated.

                             5. PURCHASES AND SALES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended October 31, 2012, were $989,041 and $99,820, respectively.

                        6. DISTRIBUTION AND SERVICE PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00% and 0.50% of their average daily net assets each year for Class A, Class C and Class R3, respectively, to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. Prior to December 15, 2011, Class R3 paid 12b-1 distribution and service fees of 0.75% of its average daily net assets. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

Market Risk: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

Small Cap Risk: The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                                OCTOBER 31, 2012


capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies may be less liquid than those of larger companies.

Value Investing Risk: The Fund focuses its investments on securities that the portfolio manager believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

Real Estate Investing Risk: The Fund invests in companies in the real estate industry, including REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REITs are subject to risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

BDC Risk: The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs included in the Fund may employ the use of leverage in its portfolio through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On December 20, 2012, the Fund declared dividends per share of $0.3225, $0.2667, $0.2138 and $0.1098 in Class I, Class A, Class R3 and Class C, respectively, and short-term and long-term capital gains of $0.0216 and $0.0747 per share, respectively, to holders of each class of shares of record on December 21, 2012, payable December 21, 2012.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of First Trust/Confluence Small Cap Value Fund:

We have audited the accompanying statements of assets and liabilities of First Trust/Confluence Small Cap Value Fund (the "Fund"), a series of the First Trust Series Fund (the "Trust"), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012 by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust/Confluence Small Cap Value Fund as of October 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 24, 2012

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          OCTOBER 31, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                                TAX INFORMATION

The Fund hereby designates as qualified dividend income 100% of its ordinary income distributions (including short-term capital gains, if applicable) for the period ended October 31, 2012. 100% of the ordinary income (including short-term capital gain, if applicable) distributions made by the Fund during the period ended October 31, 2012, qualify for corporate dividends received deduction available to corporate shareholders.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Trustees of the First Trust Series Fund (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Trust, on behalf of the First Trust/Confluence Small Cap Value Fund (the "Fund"), and First Trust Advisors L.P. (the "Advisor" or "First Trust") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Confluence Investment Management LLC (the "Sub-Advisor"), at a meeting held on June 10-11, 2012. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor and the Sub-Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund. The Board considered that the Fund launched in January 2011.

In reviewing the Agreements, the Board considered the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that it

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          OCTOBER 31, 2012 (UNAUDITED)


includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor's day-to-day management of the Fund's investments. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, noting that the Advisor does not provide advisory services to other funds with investment objectives and policies similar to the Fund's, but does provide services to certain separately managed accounts with investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges a lower advisory fee rate to the separately managed accounts, as well as the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Fund. The Board considered the sub-advisory fee and how it relates to the Fund's overall advisory fee structure and noted that the sub-advisory fee is paid by the Advisor from its advisory fee. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients, noting that the Sub-Advisor does not charge a lower fee to any other client for which it provides comparable services. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the advisory fees and expense ratios of the Fund as compared to the advisory fees and expense ratios of a peer group selected by Lipper. The Board also received advisory fee and expense ratio data for a peer group of funds compiled by Morningstar Associates, LLC ("Morningstar"), an independent source. The Board noted that the Lipper and Morningstar peer groups included five overlapping peer funds. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) many of the peer funds are larger than the Fund, which causes the Fund's fixed expenses to be higher on a percentage basis as compared to the larger peer funds and (ii) most peer funds do not employ an advisor/sub-advisor management structure. The Board took these limitations into account in considering the peer data. In reviewing the peer data, the Board noted that the Fund's contractual advisory fee was below the median of the Lipper peer group but above the median of the Morningstar peer group. The Board considered that the Advisor and Sub-Advisor agreed to waive fees and/or pay Fund expenses through June 30, 2013 to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to the Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 1.35% of a class' average daily net assets. The Board noted that expenses borne or fees waived by the Advisor and Sub-Advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor and Sub-Advisor.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance and portfolio risk on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance for the one-year and since inception periods ended March 31, 2012 to the Lipper peer group, as well as to a larger Lipper peer universe and to two benchmarks. The Morningstar information provided to the Board also included a comparison of the Fund's performance to the performance of the Morningstar peer group, as well as the performance of the Fund's Morningstar category. In reviewing the Fund's performance as compared to the performance of the Lipper peer group, Lipper peer universe, Morningstar peer group and Morningstar category, the Board took into account the limitations described above with respect to creating a relevant peer group for the Fund. Based on the information presented, the Board noted that the Fund's performance was below the median of the Lipper peer group and Morningstar peer group for the one-year period ended March 31, 2012, but above the median of the Lipper peer universe and Morningstar category over that same period.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted the Advisor's statement that economies of scale in providing services to the Fund are not available at current asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the period from the Fund's inception in January 2011 through December 31, 2011, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and considered that the Advisor estimated that it provided services to the Fund at a loss in 2011. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that in addition to the advisory fees paid by the Fund, First Trust's affiliate, First Trust Portfolios L.P., is compensated for services provided to the Fund through 12b-1 fees and that First Trust also is compensated for providing fund reporting services to the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          OCTOBER 31, 2012 (UNAUDITED)


The Board noted the Sub-Advisor did not identify any economies of scale in providing services to the Fund at current asset levels. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board considered the Sub-Advisor's statement that it had negative net fees in sub-advising the Fund in 2011 as a result of fee waivers and expense reimbursements. The Board considered fall-out benefits realized by the Sub-Advisor from its relationship with the Fund, including the Sub-Advisor's statement that it benefits from greater exposure to small cap value companies. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          OCTOBER 31, 2012 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                 THE FIRST TRUST        OTHER
    NAME, ADDRESS,                TERM OF OFFICE                                                  FUND COMPLEX     TRUSTEESHIPS OR
   DATE OF BIRTH AND              AND LENGTH OF                 PRINCIPAL OCCUPATIONS              OVERSEEN BY      DIRECTORSHIPS
POSITION WITH THE TRUST              SERVICE                     DURING PAST 5 YEARS                 TRUSTEE       HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee     o Indefinite Term   Physician; President, Wheaton Orthopedics;         96        None
c/o First Trust Advisors L.P.                        Co-Owner and Co-Director (January 1996
120 East Liberty Drive,          o Since Trust       to May 2007), Sports Med Center for
  Suite 400                        Inception         Fitness; Limited Partner, Gundersen Real
Wheaton, IL 60187                                    Estate Limited Partnership; Member,
D.O.B.: 04/51                                        Sportsmed LLC

Thomas R. Kadlec, Trustee        o Indefinite Term   President (March 2010 to Present), Senior          96        Director of ADM
c/o First Trust Advisors L.P.                        Vice President and Chief Financial Officer                   Investor Services,
120 East Liberty Drive,          o Since Trust       (May 2007 to March 2010), Vice President                     Inc. and ADM
  Suite 400                        Inception         and Chief Financial Officer (1990 to May                     Investor Services,
Wheaton, IL 60187                                    2007), ADM Investor Services, Inc. (Futures                  International
D.O.B.: 11/57                                        Commission Merchant)

Robert F. Keith, Trustee         o Indefinite Term   President (2003 to Present), Hibs                  96        Director of
c/o First Trust Advisors L.P.                        Enterprises (Financial and Management                        Trust Company
120 East Liberty Drive,          o Since Trust       Consulting)                                                  of Illinois
  Suite 400                        Inception
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee         o Indefinite Term   President and Chief Executive Officer (June        96        Director of
c/o First Trust Advisors L.P.                        2012 to Present), Dew Learning LLC                           Covenant
120 East Liberty Drive,          o Since Trust       (Educational Products and Services); President               Transport Inc.
  Suite 400                        Inception         (June 2002 to June 2012), Covenant College
Wheaton, IL 60187
D.O.B.: 03/54

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee and   o Indefinite Term   Chief Executive Officer (December 2010             96        None
Chairman of the Board                                to Present), President, (until December
120 East Liberty Drive,          o Since Trust       2010), First Trust Advisors L.P. and First
  Suite 400                        Inception         Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                    Board of Directors, BondWave LLC
D.O.B.: 09/55                                        (Software Development Company/
                                                     Investment Advisor) and Stonebridge
                                                     Advisors LLC (Investment Advisor)

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          OCTOBER 31, 2012 (UNAUDITED)

    NAME, ADDRESS          POSITION AND OFFICES        TERM OF OFFICE AND                      PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH             WITH TRUST              LENGTH OF SERVICE                       DURING PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley          President and Chief         o Indefinite Term         Chief Operating Officer (December 2010 to Present)
120 East Liberty Drive,  Executive Officer                                     and Chief Financial Officer, First Trust Advisors
   Suite 400                                         o Since January 2012      L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas           Treasurer, Chief Financial  o Indefinite Term         Controller (January 2011 to Present), Senior Vice
120 East Liberty Drive,  Officer and Chief                                     President (April 2007 to January 2011), Vice
   Suite 400             Accounting Officer          o Since January 2012      President (January 2005 to April 2007), First Trust
Wheaton, IL 60187                                                              Advisors L.P. and First Trust Portfolios L.P.
D.O.B.: 01/66

W. Scott Jardine         Secretary and Chief         o Indefinite Term         General Counsel, First Trust Advisors L.P., First
120 East Liberty Drive,  Legal Officer                                         Trust Portfolios L.P. and BondWave LLC
   Suite 400                                         o Since Trust Inception   (Software Development Company/Investment
Wheaton, IL 60187                                                              Advisor): Secretary of Stonebridge Advisors LLC
D.O.B.: 05/60                                                                  (Investment Advisor)

Daniel J. Lindquist      Vice President              o Indefinite Term         Senior Vice President (September 2005 to
120 East Liberty Drive,                                                        Present), First Trust Advisors L.P. and
   Suite 400                                         o Since Trust Inception   First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70

Kristi A. Maher          Assistant Secretary and     o Indefinite Term         Deputy General Counsel (May 2007 to Present)
120 East Liberty Drive,  Chief Compliance Officer
   Suite 400                                         o Since Trust Inception
Wheaton, IL 60187
D.O.B.: 12/66


(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          OCTOBER 31, 2012 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

     o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

     o Information about your transactions with us, our affiliates or others;

     o Information we receive from your inquiries by mail, e-mail or telephone; and

     o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required by law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

     o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

     o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at (800) 621-1675 (First Trust Portfolios) or (800) 222-6822 (First Trust Advisors).

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
349 Marshall Avenue, Suite 302
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $54,000 for 2011 and $56,000 for 2012.

      Audit Fees (Investment Advisor and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $0 for 2011 and $0 for 2012.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2011 and $0 for 2012.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $17,000 for the Investment Adviser and $0 for the Distributor for 2011 and $0 for the Investment Adviser and $0 for the Distributor 2012.

      (c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 for 2011 and $0 for 2012.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the Investment Adviser and $0 for the Distributor for 2011 and $0 for the Investment Adviser and $0 for the Distributor 2012.

      (d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2011 and $0 for 2012.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the Investment Adviser and $0 for the Distributor for 2011 and $0 for the Investment Adviser and $0 for the Distributor for 2012.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                      Adviser and Distributor:
           -----------                      ------------------------
              (b) 0%                                 (b) 0%
              (c) 0%                                 (c) 0%
              (d) 0%                                 (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $0 for the registrant, $3,720 for the registrant's investment adviser, $4,000 for the registrant's sub-advisor and $31,883 for the registrant's distributor for 2011 and were $0 for the registrant, $6,600 for the registrant's investment adviser, $2,800 for the registrant's sub-advisor and $92,315 for the registrant's distributor for 2012.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately designated audit committee consisting of all the independent directors of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   First Trust Series Fund
                -----------------------------------------------------

By (Signature and Title)*   /s/ Mark R. Bradley
                          ------------------------------------------------------
                            Mark R. Bradley, President and
                            Chief Executive Officer
                            (principal executive officer)

Date  December 24, 2012
     -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Mark R. Bradley
                          ------------------------------------------------------
                            Mark R. Bradley, President and
                            Chief Executive Officer
                            (principal executive officer)

Date  December 24, 2012
     -----------------------

By (Signature and Title)*   /s/ James M. Dykas
                          ------------------------------------------------------
                            James M. Dykas, Treasurer, Chief Financial Officer
                            and Chief Accounting Officer
                            (principal financial officer)

Date  December 24, 2012
     -----------------------

* Print the name and title of each signing officer under his or her signature.